SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 10.8%
Automobiles & Components - 2.4%
Gentherm, Inc. (a)	105,949	$2,833,076
Goodyear Tire & Rubber Co. (The) (a)	761,266	7,034,098
		9,867,174
Consumer Discretionary Distribution & Retail - 2.3%
Advance Auto Parts, Inc.	156,614	6,140,835
Foot Locker, Inc. (a)	221,020	3,116,382
		9,257,217
Consumer Durables & Apparel - 4.4%
Capri Holdings, Ltd. (a)	256,837	5,067,394
PVH Corp.	41,044	2,653,084
Steven Madden, Ltd.	70,470	1,877,321
VF Corp.	558,370	8,665,902
		18,263,701
Consumer Services - 1.7%
Papa John’s International, Inc.	167,580	6,884,187

Consumer Staples - 0.5%
Household & Personal Products - 0.5%
Coty, Inc. - Class A (a)	399,133	2,183,258

Energy - 4.9%
Energy - 4.9%
Crescent Energy Co. - Class A	606,172	6,813,373
Helmerich & Payne, Inc.	153,079	3,998,424
Murphy Oil Corp.	246,387	6,997,391
Valaris, Ltd. (a)	54,117	2,124,633
		19,933,821
Financials - 19.3%
Banks - 18.6%
Ameris Bancorp	85,887	4,944,515
Cadence Bank	224,552	6,817,399
Columbia Banking System, Inc.	295,448	7,368,473
Community Bank System, Inc.	101,822	5,789,599
Glacier Bancorp, Inc.	128,126	5,665,732

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 19.3% (Continued)
Banks - 18.6% (Continued)
Hancock Whitney Corp.	102,242	$5,362,593
National Bank Holdings Corp. - Class A	175,586	6,719,676
Pacific Premier Bancorp, Inc.	125,514	2,675,958
Peoples Bancorp, Inc. (a)	39,866	1,182,426
Seacoast Banking Corp. of Florida	241,498	6,213,743
SouthState Corp.	67,344	6,250,870
Texas Capital Bancshares, Inc. (a)	94,326	7,046,152
United Community Banks, Inc.	136,801	3,848,212
WesBanco, Inc.	211,495	6,547,885
		76,433,233
Financial Services - 0.7%
DigitalBridge Group, Inc. - Class A	335,400	2,958,228

Health Care - 12.0%
Health Care Equipment & Services - 9.5%
Adapthealth Corp. (a)	944,598	10,239,442
AngioDynamics, Inc. (a)	328,495	3,084,568
ICU Medical, Inc. (a)	64,146	8,907,314
NeoGenomics, Inc. (a)	508,618	4,826,785
Pediatrix Medical Group, Inc. (a)	131,245	1,901,740
QuidelOrtho Corp. (a)	290,939	10,174,137
		39,133,986
Health Care Equipment & Supplies - 0.3%
Neogen Corp. (a)	147,178	1,276,033

Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
BioCryst Pharmaceuticals, Inc. (a)	309,522	2,321,415
Galapagos N.V. ADR (Belgium) (a)	154,173	3,872,826
Geron Corp. (a)	1,740,430	2,767,283
		8,961,524
Industrials - 19.0%
Capital Goods - 17.9%
AAR Corp. (a)	54,454	3,048,879
Apogee Enterprises, Inc.	138,410	6,412,535
Astec Industries, Inc.	47,205	1,626,212

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 19.0% (Continued)
Capital Goods - 17.9% (Continued)
AZZ, Inc.	116,748	$9,761,300
Columbus McKinnon Corp.	136,552	2,311,825
Enerpac Tool Group Corp. - Class A	46,867	2,102,454
EnerSys	70,041	6,414,355
Mercury Systems, Inc. (a)	245,043	10,558,903
Quanex Building Products Corp.	248,735	4,623,984
REV Group, Inc.	461,597	14,586,465
Valmont Industries, Inc.	42,315	12,075,432
		73,522,344
Transportation - 1.1%
ArcBest Corp.	40,208	2,837,881
Hub Group, Inc. - Class A	50,660	1,883,032
		4,720,913
Information Technology - 13.1%
Semiconductors & Semiconductor Equipment - 5.8%
Allegro MicroSystems, Inc. (a)	225,208	5,659,477
Ambarella, Inc. (Cayman Islands) (a)	64,741	3,258,415
Ichor Holdings, Ltd. (Cayman Islands) (a)	94,238	2,130,721
Rambus, Inc. (a)	50,906	2,635,658
Synaptics, Inc. (a)	103,753	6,611,141
Universal Display Corp.	24,690	3,443,761
		23,739,173
Software & Services - 2.2%
Five9, Inc. (a)	87,834	2,384,693
Progress Software Corp.	130,741	6,734,469
		9,119,162
Technology Hardware & Equipment - 5.1%
Belden, Inc.	79,234	7,943,209
Littelfuse, Inc.	32,114	6,318,109
nLight, Inc. (a)	286,938	2,229,508
Viavi Solutions, Inc. (a)	415,243	4,646,569
		21,137,395
Materials - 11.4%
Materials - 11.4%
Alamos Gold, Inc. - Class A (Canada)	309,867	8,285,844

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 11.4% (Continued)
Materials - 11.4% (Continued)
Element Solutions, Inc.	227,654	$5,147,257
Ingevity Corp. (a)	234,458	9,282,192
MP Materials Corp. (a)	277,158	6,765,427
O-I Glass, Inc. (a)	619,945	7,110,769
Sensient Technologies Corp.	64,818	4,824,404
Silgan Holdings, Inc.	103,429	5,287,290
		46,703,183
Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
CareTrust REIT, Inc.	128,461	3,671,415
Empire State Realty Trust, Inc. - Class A	209,977	1,642,020
STAG Industrial, Inc.	111,265	4,018,892
Terreno Realty Corp.	57,059	3,607,270
		12,939,597
Utilities - 3.6%
Utilities - 3.6%
New Jersey Resources Corp.	74,178	3,639,173
OGE Energy Corp.	106,336	4,887,202
TXNM Energy, Inc.	115,897	6,198,172
		14,724,547

Investments at Value - 97.7% (Cost $365,270,785)		$401,758,676

Other Assets in Excess of Liabilities - 2.3%		9,437,881

Net Assets - 100.0%		$411,196,557

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill LLC (the “Adviser), the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary - 8.0%
Automobiles & Components - 1.0%
Modine Manufacturing Co. (a)	28,779	$2,208,788

Consumer Discretionary Distribution & Retail - 1.2%
Boot Barn Holdings, Inc. (a)	26,280	2,823,261

Consumer Durables & Apparel - 1.4%
Installed Building Products, Inc.	18,444	3,162,408

Consumer Services - 3.7%
Bright Horizons Family Solutions, Inc. (a)	23,995	3,048,324
Churchill Downs, Inc.	20,426	2,268,716
Kura Sushi USA, Inc. - Class A (a)	25,484	1,304,781
Sweetgreen, Inc. - Class A (a)	73,499	1,838,945
		8,460,766
Retailing - 0.7%
Revolve Group, Inc. (a)	79,944	1,717,997

Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 2.5%
Sprouts Farmers Market, Inc. (a)	27,300	4,167,072
Vital Farms, Inc. (a)	50,614	1,542,208
		5,709,280
Food, Beverage & Tobacco - 1.7%
Freshpet, Inc. (a)	20,862	1,735,093
Vita Coco Co., Inc. (The) (a)	66,788	2,047,052
		3,782,145
Household & Personal Products - 1.2%
BellRing Brands, Inc. (a)	38,420	2,860,753

Energy - 5.8%
Energy - 5.8%
Cactus, Inc. - Class A	58,566	2,684,080
Matador Resources Co.	61,469	3,140,451
Range Resources Corp.	74,525	2,975,783

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Energy - 5.8% (Continued)
TechnipFMC PLC (United Kingdom)	140,482	$4,451,875
		13,252,189
Financials - 11.5%
Banks - 1.7%
Bancorp, Inc. (The) (a)	76,650	4,050,186

Financial Services - 5.9%
Evercore, Inc. - Class A	9,716	1,940,480
Hamilton Lane, Inc. - Class A	28,808	4,282,885
Houlihan Lokey, Inc.	22,566	3,644,409
StepStone Group, Inc. - Class A	69,309	3,620,009
		13,487,783
Insurance - 3.9%
Goosehead Insurance, Inc. - Class A (a)	25,884	3,055,865
Kinsale Capital Group, Inc.	4,809	2,340,589
Skyward Specialty Insurance Group, Inc. (a)	66,121	3,499,123
		8,895,577
Health Care - 21.1%
Health Care Equipment & Services - 8.8%
Ensign Group, Inc. (The)	30,387	3,932,078
Glaukos Corp. (a)	33,589	3,305,829
Globus Medical, Inc. - Class A (a)	33,390	2,444,148
HealthEquity, Inc. (a)	33,611	2,970,204
Option Care Health, Inc. (a)	92,430	3,230,428
PROCEPT BioRobotics Corp. (a)	56,041	3,264,949
Surgery Partners, Inc. (a)	48,612	1,154,535
		20,302,171
Health Care Equipment & Supplies - 1.9%
RadNet, Inc. (a)	87,951	4,372,924

Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
Alkermes PLC (Ireland) (a)	120,943	3,993,538
Blueprint Medicines Corp. (a)	45,303	4,009,769
Crinetics Pharmaceuticals, Inc. (a)	48,724	1,634,203
Cytokinetics, Inc. (a)	22,942	922,039

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 10.4% (Continued)
Denali Therapeutics, Inc. (a)	93,536	$1,271,622
Insmed, Inc. (a)	56,728	4,327,779
Krystal Biotech, Inc. (a)	12,485	2,251,045
Springworks Therapeutic, Inc. (Ireland) (a)	81,199	3,583,312
Vaxcyte, Inc. (a)	49,553	1,871,121
		23,864,428
Industrials - 22.5%
Capital Goods - 13.8%
AZEK Co., Inc. (The) (a)	91,785	4,487,368
Construction Partners, Inc. - Class A (a)	56,566	4,065,398
CSW Industrials, Inc.	6,865	2,001,285
Everus Construction Group, Inc. (a)	58,599	2,173,437
FTAI Aviation, Ltd. (Bermuda)	23,032	2,557,243
John Bean Technologies Corp.	28,894	3,530,847
Limbach Holdings, Inc. (a)	41,100	3,060,717
McGrath RentCorp (a)	19,772	2,202,601
Simpson Manufacturing Co., Inc.	15,131	2,376,777
SiteOne Landscape Supply, Inc. (a)	27,161	3,298,432
Sterling Infrastructure, Inc. (a)	16,823	1,904,532
		31,658,637
Commercial & Professional Services - 7.4%
Casella Waste Systems, Inc. - Class A (a)	42,601	4,750,438
CBIZ, Inc. (a)	55,620	4,219,333
Montrose Environmental Group, Inc. (a)	57,447	819,194
Tetra Tech, Inc.	58,962	1,724,639
VSE Corp.	44,776	5,372,672
		16,886,276
Transportation - 1.3%
Saia, Inc. (a)	8,705	3,041,788

Information Technology - 17.2%
Semiconductors & Semiconductor Equipment - 4.2%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	29,903	1,200,905
MACOM Technology Solutions Holdings, Inc. (a)	23,325	2,341,364

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Semiconductors & Semiconductor Equipment - 4.2% (Continued)
Onto Innovation, Inc. (a)	13,157	$1,596,470
PDF Solutions, Inc. (a)	54,639	1,044,151
SiTime Corp. (a)	14,351	2,193,837
Veeco Instruments, Inc. (a)	62,429	1,253,574
		9,630,301
Software & Services - 9.4%
Alkami Technology, Inc. (a)	71,289	1,871,336
Box, Inc. - Class A (a)	123,111	3,799,206
Clearwater Analytics Holdings, Inc. - Class A (a)	105,533	2,828,284
Descartes Systems Group, Inc. (The) (Canada) (a)	41,089	4,143,004
Globant S.A. (Luxembourg) (a)	8,053	947,999
JFrog, Ltd. (a)	95,858	3,067,456
Procore Technologies, Inc. (a)	51,357	3,390,589
Sprout Social, Inc. - Class A (a)	65,141	1,432,451
		21,480,325
Technology Hardware & Equipment - 3.6%
Itron, Inc. (a)	22,848	2,393,557
Mirion Technologies, Inc. (a)	237,688	3,446,476
Novanta, Inc. (Canada) (a)	18,892	2,415,720
		8,255,753
Materials - 4.9%
Materials - 4.9%
Hawkins, Inc.	21,181	2,243,491
Innospec, Inc.	32,576	3,086,576
Knife River Corp. (a)	40,755	3,676,509
Materion Corp.	27,413	2,236,901
		11,243,477

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Terreno Realty Corp.	59,012	$3,730,739

Investments at Value - 98.0% (Cost $202,493,560)		$224,877,952

Other Assets in Excess of Liabilities - 2.0%		4,599,050

Net Assets - 100.0%		$229,477,002

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Consumer Discretionary - 7.5%
Automobiles & Components - 1.8%
Fox Factory Holding Corp. (a)	8,613	$201,027
Gentex Corp.	27,233	634,529
Modine Manufacturing Co. (a)	7,260	557,205
		1,392,761
Consumer Discretionary Distribution & Retail - 0.8%
Bath & Body Works, Inc.	19,534	592,271

Consumer Durables & Apparel - 1.9%
Gildan Activewear, Inc. (Canada)	24,593	1,087,502
Steven Madden, Ltd.	14,093	375,438
		1,462,940
Consumer Services - 3.0%
Churchill Downs, Inc.	9,354	1,038,949
Texas Roadhouse, Inc.	7,654	1,275,386
		2,314,335
Consumer Staples - 3.5%
Consumer Staples Distribution & Retail - 1.6%
Casey’s General Stores, Inc.	2,842	1,233,542

Food, Beverage & Tobacco - 1.2%
Coca-Cola Consolidated, Inc.	309	417,150
J & J Snack Foods Corp.	4,061	534,915
		952,065
Household & Personal Products - 0.7%
Inter Parfums, Inc.	4,695	534,619

Energy - 3.4%
Energy - 3.4%
Chord Energy Corp.	6,050	681,956
Civitas Resources, Inc.	16,223	566,020
Matador Resources Co.	26,774	1,367,884
		2,615,860

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Financials - 9.2%
Banks - 9.2%
Ameris Bancorp	17,061	$982,202
Cadence Bank	33,447	1,015,451
Glacier Bancorp, Inc.	21,590	954,710
Seacoast Banking Corp. of Florida	38,328	986,179
SouthState Corp.	14,902	1,383,204
United Bankshares, Inc.	25,821	895,214
United Community Banks, Inc.	30,321	852,930
		7,069,890
Health Care - 17.0%
Health Care Equipment & Services - 9.6%
Chemed Corp.	1,728	1,063,273
Encompass Health Corp.	9,196	931,371
Ensign Group, Inc. (The)	10,794	1,396,743
Globus Medical, Inc. - Class A (a)	18,254	1,336,193
Insulet Corp. (a)	4,336	1,138,677
iRhythm Technologies, Inc. (a)	7,334	767,723
LeMaitre Vascular, Inc.	9,481	795,456
		7,429,436
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
Azenta, Inc. (a)	19,068	660,516
Bio-Techne Corp.	21,197	1,242,780
Halozyme Therapeutics, Inc. (a)	16,273	1,038,380
Medpace Holdings, Inc. (a)	2,325	708,404
Repligen Corp. (a)	7,946	1,011,049
Veracyte, Inc. (a)	21,442	635,755
Vericel Corp. (a)	9,190	410,058
		5,706,942
Industrials - 28.1%
Capital Goods - 21.6%
AAR Corp. (a)	9,557	535,096
AZEK Co., Inc. (The) (a)	12,373	604,916
Carlisle Cos., Inc.	2,022	688,491
Columbus McKinnon Corp.	26,041	440,874
Crane Co.	8,720	1,335,730
EMCOR Group, Inc.	1,372	507,132

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Industrials - 28.1% (Continued)
Capital Goods - 21.6% (Continued)
EnPro Industries, Inc.	9,633	$1,558,523
Griffon Corp.	16,873	1,206,419
ITT, Inc.	7,873	1,016,877
Kadant, Inc.	1,837	618,904
RBC Bearings, Inc. (a)	4,646	1,494,943
Regal Rexnord Corp.	4,750	540,788
REV Group, Inc.	38,967	1,231,357
Rush Enterprises, Inc. - Class A	24,538	1,310,575
Simpson Manufacturing Co., Inc.	3,887	610,570
SPX Technologies, Inc. (a)	3,782	487,046
Timken Co. (The)	6,298	452,637
UFP Industries, Inc.	5,949	636,781
Valmont Industries, Inc.	4,915	1,402,594
		16,680,253
Commercial & Professional Services - 4.9%
CACI International, Inc. - Class A (a)	1,999	733,473
Casella Waste Systems, Inc. - Class A (a)	13,160	1,467,472
KBR, Inc.	14,620	728,222
WNS Holdings, Ltd. (Jersey) (a)	13,341	820,338
		3,749,505
Transportation - 1.6%
Allegiant Travel Co.	5,554	286,864
Hub Group, Inc. - Class A	25,753	957,239
		1,244,103
Information Technology - 13.1%
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc. (a)	23,370	587,288
Onto Innovation, Inc. (a)	831	100,833
Silicon Laboratories, Inc. (a)	3,342	376,209
Universal Display Corp.	6,191	863,521
		1,927,851
Software & Services - 7.5%
Agilysys, Inc. (a)	10,509	762,323
BlackLine, Inc. (a)	15,289	740,293
CCC Intelligent Solutions Holdings, Inc. (a)	77,589	700,629

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
Software & Services - 7.5% (Continued)
Descartes Systems Group, Inc. (The) (Canada) (a)	17,661	$1,780,759
Five9, Inc. (a)	16,188	439,504
Globant S.A. (Luxembourg) (a)	3,603	424,145
Q2 Holdings, Inc. (a)	11,350	908,114
		5,755,767
Technology Hardware & Equipment - 3.1%
Advanced Energy Industries, Inc.	9,254	881,999
Badger Meter, Inc.	1,256	238,954
Crane NXT Co.	13,260	681,564
Littelfuse, Inc.	3,111	612,058
		2,414,575
Materials - 8.5%
Materials - 8.5%
AptarGroup, Inc.	7,091	1,052,163
Eagle Materials, Inc.	4,472	992,471
Element Solutions, Inc.	55,321	1,250,808
Graphic Packaging Holding Co.	13,701	355,678
Ingevity Corp. (a)	15,917	630,154
Materion Corp.	9,389	766,142
Silgan Holdings, Inc.	29,002	1,482,582
		6,529,998

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Real Estate - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
First Industrial Realty Trust, Inc.	17,527	$945,757
STAG Industrial, Inc.	26,962	973,867
		1,919,624

Investments at Value - 92.8% (Cost $60,671,101)		$71,526,337

Other Assets in Excess of Liabilities - 7.2%		5,584,838

Net Assets - 100.0%		$77,111,175

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 4.6%
Media & Entertainment - 4.6%
Alphabet, Inc. - Class C	20,019	$3,127,568
Meta Platforms, Inc. - Class A	1,775	1,023,039
		4,150,607
Consumer Discretionary - 12.6%
Consumer Discretionary Distribution & Retail - 8.6%
Amazon.com, Inc. (a)	12,971	2,467,862
Home Depot, Inc. (The)	2,853	1,045,596
O’Reilly Automotive, Inc. (a)	1,519	2,176,089
TJX Cos., Inc. (The)	17,430	2,122,974
		7,812,521
Consumer Services - 4.0%
Chipotle Mexican Grill, Inc. (a)	26,060	1,308,472
InterContinental Hotels Group PLC ADR (United Kingdom)	10,303	1,129,106
Starbucks Corp.	12,307	1,207,194
		3,644,772
Consumer Staples - 4.9%
Food, Beverage & Tobacco - 1.5%
Mondelez International, Inc. - Class A	19,574	1,328,096

Household & Personal Products - 3.4%
Church & Dwight Co., Inc.	13,842	1,523,866
Unilever PLC ADR (United Kingdom)	27,095	1,613,507
		3,137,373
Energy - 3.8%
Energy - 3.8%
Chevron Corp.	10,909	1,824,967
Suncor Energy, Inc. (Canada)	43,257	1,674,911
		3,499,878
Financials - 17.1%
Banks - 3.2%
JPMorgan Chase & Co.	11,816	2,898,465

Financial Services - 8.7%
Ares Management Corp. - Class A	14,173	2,077,904

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 17.1% (Continued)
Financial Services - 8.7% (Continued)
Berkshire Hathaway, Inc. - Class B (a)	3,280	$1,746,862
Nasdaq, Inc.	13,383	1,015,234
Visa, Inc. - Class A	8,952	3,137,318
		7,977,318
Insurance - 5.2%
Globe Life, Inc.	18,833	2,480,682
Reinsurance Group of America, Inc.	11,512	2,266,713
		4,747,395
Health Care - 14.5%
Health Care Equipment & Services - 7.2%
IDEXX Laboratories, Inc. (a)	2,559	1,074,652
McKesson Corp.	2,977	2,003,491
STERIS PLC (Ireland)	6,681	1,514,249
UnitedHealth Group, Inc.	3,792	1,986,060
		6,578,452
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	11,631	1,173,335
Cooper Cos., Inc. (The) (a)	12,241	1,032,528
		2,205,863
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
Bio-Techne Corp.	18,109	1,061,731
Novo Nordisk A/S ADR (Denmark)	11,468	796,338
Thermo Fisher Scientific, Inc.	2,657	1,322,123
Zoetis, Inc.	7,554	1,243,766
		4,423,958
Industrials - 11.1%
Capital Goods - 7.0%
Advanced Drainage Systems, Inc.	6,807	739,581
AZEK Co., Inc. (The) (a)	28,934	1,414,583
Dover Corp.	6,495	1,141,042
Quanta Services, Inc.	5,648	1,435,609
RTX Corp.	12,653	1,676,016
		6,406,831
Commercial & Professional Services - 4.1%
Jacobs Solutions, Inc.	8,998	1,087,768

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Commercial & Professional Services - 4.1% (Continued)
Republic Services, Inc.	7,269	$1,760,261
Tetra Tech, Inc.	31,340	916,695
		3,764,724
Information Technology - 25.5%
Semiconductors & Semiconductor Equipment - 3.2%
Marvell Technology, Inc.	22,271	1,371,225
Monolithic Power Systems, Inc.	2,711	1,572,326
		2,943,551
Software & Services - 16.5%
Cadence Design Systems, Inc. (a)	7,077	1,799,894
Fair Isaac Corp. (a)	993	1,831,251
Intuit, Inc.	2,330	1,430,597
Microsoft Corp.	10,193	3,826,350
Palo Alto Networks, Inc. (a)	13,172	2,247,670
SAP S.E. ADR (Germany)	6,607	1,773,583
ServiceNow, Inc. (a)	2,709	2,156,743
		15,066,088
Technology Hardware & Equipment - 5.8%
Apple, Inc.	10,483	2,328,589
Motorola Solutions, Inc.	4,576	2,003,419
Zebra Technologies Corp. - Class A (a)	3,367	951,379
		5,283,387
Materials - 2.8%
Materials - 2.8%
ATI, Inc. (a)	24,777	1,289,147
Avery Dennison Corp.	7,316	1,302,029
		2,591,176

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A (a)	10,197	$1,333,564

Investments at Value - 98.4% (Cost $50,488,082)		$89,794,019

Other Assets in Excess of Liabilities - 1.6%		1,493,526

Net Assets - 100.0%		$91,287,545

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 10.4%
Media & Entertainment - 5.8%
Autohome, Inc. ADR (China)	3,000	$83,160
DB Corp., Ltd. (India)	9,882	26,644
Just Dial, Ltd. (India) (a)	2,864	27,208
Kuaishou Technology (China) (a)(b)	23,600	165,504
Navneet Education, Ltd. (India) (a)	22,047	35,915
Sun TV Network, Ltd. (India)	14,224	107,956
Tencent Holdings, Ltd. (China)	46,300	2,958,520
Tencent Music Entertainment Group ADR (China)	5,800	83,578
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	183,222	254,052
Zee Entertainment Enterprises, Ltd. (India)	24,187	27,686
		3,770,223
Telecommunication Services - 4.6%
America Movil S.A.B. de C.V. - Series B ADR (Mexico)	3,000	42,660
APT Satellite Holdings, Ltd. (China)	545,553	127,605
Bharti Airtel, Ltd. (India) (a)	2,695	54,509
China Tower Corp., Ltd. - H Shares (China) (b)	231,800	311,605
China United Network Communications, Ltd. - Class A (China)	394,100	302,222
Empresa Nacional de Telecomunicaciones S.A. (Chile)	11,277	34,525
Etihad Etisalat Co. (Saudi Arabia)	32,900	535,145
Indus Towers, Ltd. (India) (a)	97,471	379,199
KT Corp. ADR (South Korea)	19,100	338,261
LG Uplus Corp. (South Korea)	29,898	209,122
Mobile Telecommunications Co. KSCP (Kuwait)	23,134	35,961
Ooredoo Q.P.S.C. (Qatar) (a)	67,798	219,739
Taiwan Mobile Co., Ltd. (Taiwan) (a)	28,000	98,316
Telekom Malaysia Bhd (Malaysia)	38,300	56,652
Telkom S.A. SOC, Ltd. (South Africa) (a)	93,115	188,620
Turk Telekomunikasyon A.S. (Turkey) (a)	24,394	31,555
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	11,000	68,420
		3,034,116
Consumer Discretionary - 14.7%
Automobiles & Components - 5.2%
BYD Co., Ltd. - Class A (China)	3,700	192,082

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 14.7% (Continued)
Automobiles & Components - 5.2% (Continued)
FIEM Industries, Ltd. (India)	9,297	$152,516
Geely Automobile Holdings, Ltd. (China)	272,000	583,904
Great Wall Motor Co., Ltd. - H Shares (China)	148,000	259,565
Hankook Tire & Technology Co., Ltd. (South Korea) (a)	1,358	36,545
Hero MotoCorp, Ltd. (India)	5,146	223,425
Hu Lane Associate, Inc. (Taiwan) (a)	6,000	28,608
Hyundai Mobis Co., Ltd. (South Korea)	675	120,053
Kia Corp. (South Korea) (a)	4,750	300,266
Maharashtra Scooters, Ltd. (India) (a)	316	41,346
Minth Group, Ltd. (China) (a)	88,000	234,700
Oriental Holdings Bhd (Malaysia) (a)	21,500	34,741
Rane Holdings, Ltd. (India)	8,943	132,877
Sailun Group Co., Ltd. (China)	57,600	114,720
Samvardhana Motherson International, Ltd. (India)	141,622	215,141
SL Corp. (South Korea) (a)	1,287	33,922
SNT Holdings Co., Ltd. (South Korea) (a)	1,627	35,349
Tata Motors, Ltd. (India)	41,731	327,353
Thai Stanley Electric PCL (Thailand)	17,267	111,010
Tianneng Power International, Ltd. (China)	198,000	176,195
		3,354,318
Consumer Discretionary Distribution & Retail - 5.3%
Alibaba Group Holding, Ltd. ADR (China)	14,870	1,966,260
Bermaz Auto Bhd (Malaysia)	55,900	14,015
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	5,913	35,723
Italtile, Ltd. (South Africa) (a)	83,545	46,718
JD.com, Inc. (China)	33,350	686,093
MBM Resources Bhd (Malaysia)	34,500	42,309
Naspers, Ltd. - N Shares (South Africa)	674	167,193
PDD Holdings, Inc. ADR (China) (a)	400	47,340
Vipshop Holdings, Ltd. ADR (China) (a)	29,300	459,424
		3,465,075
Consumer Durables & Apparel - 3.2%
361 Degrees International, Ltd. (China)	500,000	284,849
AmTRAN Technology Co., Ltd. (Taiwan) (a)	60,000	27,647
Coway Co., Ltd. (South Korea) (a)	1,069	58,857

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 14.7% (Continued)
Consumer Durables & Apparel - 3.2% (Continued)
Cuckoo Holdings Co., Ltd. (South Korea) (a)	2,227	$33,620
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	11,800	49,359
Gree Electric Appliances, Inc. of Zhuhai - Class A (China) (a)	116,400	728,619
Oriental Weavers Group (Egypt)	68,730	31,665
Pou Chen Corp. (Taiwan)	88,000	94,155
Ruentex Industries, Ltd. (Taiwan) (a)	17,000	30,469
Siyaram Silk Mills, Ltd. (India) (a)	16,179	123,488
TCL Electronics Holdings, Ltd. (China) (a)	258,000	312,754
Vardhman Textiles, Ltd. (India)	28,009	128,944
Xtep International Holdings, Ltd. (China)	292,000	190,460
		2,094,886
Consumer Services - 1.0%
DigiPlus Interactive Corp. (Philippines)	50,400	31,773
DoubleUGames Co., Ltd. (South Korea) (a)	971	32,968
Meituan - Class B (China) (a) (b)	11,600	233,431
Rainbow Tours S.A. (Poland)	6,089	228,011
Sun International, Ltd. (South Africa)	31,267	70,723
TravelSky Technology, Ltd. - H Shares (China) (a)	31,000	46,033
		642,939
Consumer Staples - 4.4%
Consumer Staples Distribution & Retail - 0.3%
Aeon Co. M Bhd (Malaysia)	104,400	32,746
Cosco Capital, Inc. (Philippines)	347,412	31,606
Robinsons Retail Holdings, Inc. (Philippines)	137,600	90,580
		154,932
Food, Beverage & Tobacco - 4.0%
Anhui Gujing Distillery Co., Ltd. - Class B (China)	2,400	37,805
Astral Foods, Ltd. (South Africa) (a)	3,677	32,926
Avanti Feeds, Ltd. (India)	45,600	485,402
Binggrae Co., Ltd. (South Korea) (a)	671	42,683
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Brazil) (a)	9,200	36,484
China Feihe, Ltd. (China) (b)	835,000	630,088
GFPT Public Co., Ltd. (Thailand) (a)	220,700	55,672

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Staples - 4.4% (Continued)
Food, Beverage & Tobacco - 4.0% (Continued)
Gruma S.A.B. de C.V. - Class B (Mexico)	2,010	$36,130
Grupo Herdez S.A.B. de C.V. (Mexico)	56,000	152,481
Heritage Foods, Ltd. (India)	29,338	131,463
Hey Song Corp. (Taiwan)	50,000	60,446
Japfa Comfeed Indonesia Tbk P.T. (Indonesia) (a)	279,200	33,745
Kaveri Seed Co., Ltd. (India)	16,078	237,259
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	1,472,100	98,348
PT Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	34,183
RCL Foods, Ltd. (South Africa)	83,639	43,805
RFG Holdings, Ltd. (South Africa)	48,750	49,236
Samyang Corp. (South Korea) (a)	2,422	72,314
Samyang Holdings Corp. (South Korea) (a)	1,820	71,770
Sarawak Oil Palms Bhd (Malaysia)	150,600	103,735
Thai Vegetable Oil PCL (Thailand)	125,100	79,305
Thaifoods Group PCL (Thailand)	793,500	105,432
		2,630,712
Household & Personal Products - 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	44,400	72,737

Energy - 4.1%
Energy - 4.1%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	3
Adaro Andalan Indonesia P.T. (Indonesia) (a)	73,547	28,981
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	35,863
Bharat Petroleum Corp., Ltd. (India)	18,906	61,257
China Coal Energy Co., Ltd. - H Shares (China)	53,000	54,105
China Oilfield Services, Ltd. - H Shares (China)	48,000	39,716
China Suntien Green Energy Corp., Ltd. - H Shares (China)	75,000	36,697
CNOOC Energy Technology & Services, Ltd. - Class A (China)	61,600	34,140
Coal India, Ltd. (India)	71,469	331,496
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	19,432
E1 Corp. (South Korea)	666	26,770
Exxaro Resources, Ltd. (South Africa)	5,159	41,786
Gazprom PJSC (Russia) *(a)(c)	101,150	0

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 4.1% (Continued)
Energy - 4.1% (Continued)
Hindustan Petroleum Corp., Ltd. (India)	13,082	$54,786
Inner Mongolia Dian Tou Energy Corp., Ltd. (China)	47,800	126,842
Inner Mongolia Yitai Coal Co., Ltd. - Class B (China)	16,200	35,302
LUKOIL PJSC ADR (Russia) *(a)(c)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	121,620	349,680
Oil India, Ltd. (India)	11,594	52,332
ORLEN S.A. (Poland)	6,699	118,015
PetroChina Co., Ltd. - Class A (China)	54,200	61,483
PetroChina Co., Ltd. - H Shares (China)	254,000	205,942
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	354,198
Petronet LNG, Ltd. (India)	41,150	141,014
PTT Exploration & Production PCL (Thailand)	23,200	79,815
Reliance Industries, Ltd. 144A (India) (d)	755	44,164
Rosneft Oil Co. PJSC (Russia) *(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (b)	27,858	198,502
SK Gas, Ltd. (South Korea) (a)	200	33,591
United Tractors Tbk P.T. (Indonesia)	38,300	54,297
Yankuang Energy Group Co., Ltd. - H Shares (China)	56,000	58,129
		2,678,338
Financials - 24.1%
Banks - 19.0%
Absa Group, Ltd. (South Africa)	24,557	237,119
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	183,086
Albaraka Turk Katilim Bankasi A.S. (Turkey) (a)	184,875	29,717
Alior Bank S.A. (Poland)	2,317	71,908
Alpha Services and Holdings S.A. (Greece) (a)	27,851	66,930
AMMB Holdings Bhd (Malaysia)	82,900	104,795
Arab National Bank (Saudi Arabia)	64,669	396,996
Banco da Amazonia S.A. (Brazil)	2,200	34,273
Banco de Credito e Inversiones S.A. (Chile)	1,382	51,020
Banco del Bajio S.A. (Mexico) (b)	55,000	119,796
Banco do Brasil S.A. (Brazil)	115,800	572,050
BanColombia S.A. ADR (Colombia)	3,800	152,760
BanColombia S.A. (Colombia)	9,691	108,941
Bangkok Bank PCL (Thailand)	19,100	83,140

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 24.1% (Continued)
Banks - 19.0% (Continued)
Bank OCBC Nisp Tbk P.T. (Indonesia) (a)	1,143,400	$92,776
Bank of Baroda (India)	105,269	280,197
Bank of China, Ltd. - H Shares (China)	1,527,000	922,280
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	38,837
Bank of Communications Co., Ltd. - H Shares (China)	99,000	88,472
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	90,788
Bank of India (India)	51,560	64,302
Bank of Maharashtra (India)	87,225	47,007
Bank of Nanjing Co., Ltd. - Class A (China)	44,600	63,493
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	1,194,500	59,873
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia) (a)	1,965,200	59,339
Bank Polska Kasa Opieki S.A. (Poland)	4,693	214,582
Bank Saint Petersburg PJSC (Russia) *(c)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia) (a)	994,100	52,737
Banque Saudi Fransi (Saudi Arabia)	42,931	212,186
BNK Financial Group, Inc. (South Korea)	4,570	32,038
BNPP Bank Polska S.A. (Poland)	2,454	69,847
Canara Bank (India)	219,140	226,851
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	134,140
China Construction Bank Corp. - H Shares (China)	877,000	777,202
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	119,433
China Merchants Bank Co., Ltd. - Class A (China)	16,300	97,250
China Merchants Bank Co., Ltd. - H Shares (China)	27,000	160,089
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	30,664
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	45,641
City Union Bank, Ltd. (India)	16,692	30,602
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	178,319
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	701,831
DCB Bank, Ltd. (India) (a)	27,041	35,335
East West Banking Corp. (Philippines)	158,200	27,900
Emirates NBD Bank PJSC (United Arab Emirates) (a)	47,402	260,685
Eurobank Ergasias Services and Holdings S.A. (Greece)	38,930	104,634
Faisal Islamic Bank of Egypt (Egypt) (a)	46,711	31,995
Federal Bank, Ltd. (India)	15,147	34,023

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 24.1% (Continued)
Banks - 19.0% (Continued)
Gulf Bank KSCP (Kuwait)	298,412	$343,388
HDFC Bank, Ltd. ADR (India)	4,100	272,404
Hong Leong Financial Group Bhd (Malaysia)	25,200	98,888
Housing & Development Bank (Egypt) (a)	34,667	36,769
Huaxia Bank Co., Ltd. - Class A (China)	40,200	43,400
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	25,577
IDBI Bank, Ltd. (India)	54,906	49,642
Indian Bank (India)	41,510	262,011
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	577,000	411,755
Intercorp Financial Services, Inc. (Peru) (a)	1,000	33,130
Itausa S.A. (Brazil)	79,315	131,346
JB Financial Group Co., Ltd. (South Korea)	4,981	59,228
Karur Vysya Bank, Ltd. (The) (India)	86,299	210,305
Kasikornbank PCL (Thailand)	15,100	72,060
King’s Town Bank Co., Ltd. (Taiwan)	93,000	138,224
Krung Thai Bank PCL (Thailand)	209,400	149,139
Nedbank Group, Ltd. (South Africa)	26,078	365,992
Philippine National Bank (Philippines) (a)	65,800	56,298
Ping An Bank Co., Ltd. (China)	33,000	51,212
Piraeus Financial Holdings S.A. (Greece)	34,084	187,387
Punjab National Bank (India)	66,461	74,341
Qatar National Bank S.A.E. (Egypt) (a)	55,239	32,735
Regional S.A.B. de C.V. (Mexico)	7,500	47,725
Riyad Bank (Saudi Arabia)	33,809	296,537
Saudi Awwal Bank (Saudi Arabia)	35,101	350,716
Saudi Investment Bank (The) (Saudi Arabia)	86,082	335,228
Sberbank of Russia PJSC (Russia) *(c)	19,830	0
Security Bank Corp. (Philippines) (a)	26,880	32,855
Shanghai Rural Commercial Bank Co., Ltd. (China)	33,800	38,850
South Indian Bank, Ltd. (The) (India)	113,024	30,403
State Bank of India (India)	23,258	209,205
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey) (a)	101,252	29,349
Turkiye Vakiflar Bankasi TAO (Turkey) (a)	49,690	31,374
Union Bank of India, Ltd. (India)	102,542	150,308
VTB Bank PJSC (Russia) *(c)	67,952	0

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 24.1% (Continued)
Banks - 19.0% (Continued)
Woori Financial Group, Inc. (South Korea)	10,786	$121,736
		12,377,396
Financial Services - 3.0%
BFI Finance Indonesia Tbk P.T. (Indonesia) (a)	1,253,800	61,617
Capital Futures Corp. (Taiwan)	26,453	39,377
Chailease Holding Co., Ltd. (Taiwan)	21,535	75,989
Edelweiss Financial Services, Ltd. (India) (a)	29,934	31,280
Gentera S.A.B. de C.V. (Mexico)	128,400	197,801
JM Financial, Ltd. (India) (a)	28,786	32,171
KIWOOM Securities Co., Ltd. (South Korea)	340	29,402
Korea Investment Holdings Co., Ltd. (South Korea) (a)	560	27,988
LIC Housing Finance, Ltd. (India)	8,032	52,738
Manappuram Finance, Ltd. (India)	17,650	47,856
Muthoot Finance, Ltd. (India)	3,924	109,149
Power Finance Corp., Ltd. (India)	91,849	442,148
Qifu Technology, Inc. ADR (China)	1,900	85,329
REC, Ltd. (India)	84,235	420,098
Samsung Securities Co., Ltd. (South Korea) (a)	1,012	31,316
Shinyoung Securities Co., Ltd. (South Korea) (a)	1,282	65,214
Shriram Finance, Ltd. (India) (a)	20,635	157,661
Yuanta Financial Holding Co., Ltd. (Taiwan)	2,100	2,148
Yuanta Securities Korea Co., Ltd. (South Korea) (a)	15,541	27,067
		1,936,349
Insurance - 2.1%
Allianz Malaysia Bhd (Malaysia)	7,696	31,775
Anadolu Anonim Turk Sigorta Sirketi (Turkey) (a)	10,655	26,112
Cathay Financial Holding Co., Ltd. (Taiwan)	100,000	186,197
China Development Financial Holding Corp. (Taiwan)	241,000	125,582
China Life Insurance Co., Ltd. - H Shares (China) (a)	18,000	34,795
China Pacific Insurance Co., Ltd. - H Shares (China)	25,000	78,767
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	35,018
DB Insurance Co., Ltd. (South Korea) (a)	2,249	135,782
Fubon Financial Holdings Co., Ltd. (Taiwan)	88,200	228,845
Hanwha General Insurance Co., Ltd. (South Korea) (a)	8,465	22,841
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea) (a)	1,147	17,073

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 24.1% (Continued)
Insurance - 2.1% (Continued)
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	$69,207
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	50,249
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	29,500	176,092
Porto Seguro S.A. (Brazil) (a)	5,000	34,986
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia) (a)	44,200	36,126
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	60,910
Tongyang Life Insurance Co., Ltd. (South Korea)	7,737	26,914
		1,377,271
Health Care - 3.3%
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
3SBio, Inc. (China) (a) (b)	377,000	579,665
Consun Pharmaceutical Group, Ltd. (China)	370,492	439,357
Dong-A Socio Holdings Co., Ltd. (South Korea)	57	3,852
Dr. Reddy’s Laboratories, Ltd. ADR (India)	19,900	262,481
JW Pharmaceutical Corp. (South Korea) (a)	20,481	289,886
Natco Pharma, Ltd. (India)	11,785	109,586
Strides Pharma Science, Ltd. (India)	26,406	205,826
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,023,300	152,021
Zydus Lifesciences, Ltd. (India)	8,138	84,214
		2,126,888
Industrials - 6.5%
Capital Goods - 3.2%
Amara Raja Energy & Mobility, Ltd. (India)	9,981	116,698
Ashok Leyland, Ltd. (India)	74,189	175,955
Astra International Tbk P.T. (Indonesia)	253,600	75,057
China Railway Group, Ltd. - H Shares (China) (a)	80,000	35,392
China State Construction International Holdings, Ltd. (China) (a)	42,000	54,367
CITIC, Ltd. (China)	75,000	92,573
Dongfang Electric Corp., Ltd. - H Shares (China)	28,800	36,259
FSP Technology, Inc. (Taiwan)	47,000	82,907
Hyundai GF Holdings (South Korea) (a)	16,897	59,071
Iochpe-Maxion S.A. (Brazil) (a)	14,900	30,419
J. Kumar Infraprojects, Ltd. (India)	20,334	150,196
Korea Electric Terminal Co., Ltd. (South Korea)	966	44,143

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 6.5% (Continued)
Capital Goods - 3.2% (Continued)
LG Balakrishnan & Bros, Ltd. (India)	10,273	$142,567
LT Group, Inc. (Philippines)	193,000	41,132
LX Hausys, Ltd. (South Korea) (a)	1,809	36,140
Nava, Ltd. (India) (a)	12,640	76,362
Raubex Group, Ltd. (South Africa)	31,196	75,038
Sime Darby Bhd (Malaysia)	242,800	121,282
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	35,414
Sinotruk Hong Kong, Ltd. (China)	66,000	179,272
SK Square Co., Ltd. (South Korea) (a)	1,979	126,699
SK, Inc. (South Korea) (a)	547	48,392
Swaraj Engines, Ltd. (India)	4,128	187,803
Yutong Bus Co., Ltd. (China) (a)	11,000	40,246
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	33,873
		2,097,257
Commercial & Professional Services - 0.1%
KRUK S.A. (Poland) (a)	318	31,139
My E.G. Services Bhd (Malaysia)	160,600	33,191
NICE Information Service Co., Ltd. (South Korea) (a)	4,176	33,111
		97,441
Commercial Services & Supplies - 0.1%
Valid Solucoes S.A. (Brazil) (a)	8,300	34,006

Transportation - 3.1%
Asia Aviation PCL (Thailand) (a)	436,900	21,895
China Airlines, Ltd. (Taiwan)	47,000	32,056
Controladora Vuela Cia de Aviacion S.A.B de C.V. ADR (Mexico) (a)	14,000	73,080
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	106,400	213,596
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	108,086
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	141,800	135,923
Eva Airways Corp. (Taiwan)	103,000	126,456
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	141,828
HMM Co., Ltd. (South Korea) (a)	4,934	65,851
Hyundai Glovis Co., Ltd. (South Korea) (a)	4,872	374,376

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 6.5% (Continued)
Transportation - 3.1% (Continued)
JD Logistics, Inc. (China) (a) (b)	32,600	$52,684
Korean Air Lines Co., Ltd. (South Korea) (a)	18,160	264,227
Latam Airlines Group S.A. ADR (Chile) (a)	2,000	62,560
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	46,260
Tianjin Port Development Holdings, Ltd. (China)	210,471	17,659
Turk Hava Yollari AO (Turkey) (a)	12,003	98,301
Wan Hai Lines, Ltd. (Taiwan)	22,000	52,312
Yang Ming Marine Transport Corp. (Taiwan)	35,000	79,005
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	36,048
		2,002,203
Information Technology - 21.6%
Semiconductors & Semiconductor Equipment - 11.8%
A-DATA Technology Co., Ltd. (Taiwan)	14,000	36,420
Chipbond Technology Corp. (Taiwan)	34,000	66,840
Everlight Electronics Co., Ltd. (Taiwan) (a)	30,000	74,608
Foxsemicon Integrated Technology, Inc. (Taiwan)	9,000	74,316
King Yuan Electronics Co., Ltd. (Taiwan)	22,000	59,575
LX Semicon Co., Ltd. (South Korea) (a)	7,828	288,024
Realtek Semiconductor Corp. (Taiwan) (a)	11,000	174,986
Sino-American Silicon Products, Inc. (Taiwan)	11,000	37,644
SK Hynix, Inc. (South Korea)	7,322	975,530
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	35,080	5,823,280
Vanguard International Semiconductor Corp. (Taiwan) (a)	29,000	82,379
		7,693,602
Software & Services - 2.1%
Digital China Holdings, Ltd. (China)	452,000	160,683
HCL Technologies, Ltd. (India)	10,195	188,955
Infosys, Ltd. ADR (India)	46,600	850,450
Wipro, Ltd. ADR (India) (a)	53,800	164,628
		1,364,716
Technology Hardware & Equipment - 7.7%
AB S.A. (Poland) (a)	1,260	36,534
BOE Technology Group Co., Ltd. - Class A (China) (a)	110,200	63,023
Chang Wah Electromaterials, Inc. (Taiwan)	52,000	66,095
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	39,000	65,587

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 21.6% (Continued)
Technology Hardware & Equipment - 7.7% (Continued)
China Railway Signal & Communication Corp., Ltd. - H Shares 144A (China) (d)	119,000	$49,092
Clevo Co. (Taiwan)	55,000	78,056
CMC Magnetics Corp. (Taiwan)	221,000	58,301
Darfon Electronics Corp. (Taiwan)	57,000	68,400
Elite Material Co., Ltd. (Taiwan) (a)	8,000	133,702
Ennoconn Corp. (Taiwan)	8,000	68,859
Gemtek Technology Corp. (Taiwan) (a)	42,000	37,127
Genius Electronic Optical Co. (Taiwan)	6,000	71,735
Global Brands Manufacture, Ltd. (Taiwan)	20,000	38,946
Hon Hai Precision Industry Co., Ltd. (Taiwan)	6,000	27,006
Innolux Corp. (Taiwan) (a)	145,000	66,554
Kingboard Holdings, Ltd. (China)	123,000	351,653
Largan Precision Co., Ltd. (Taiwan)	2,000	143,734
Lelon Electronics Corp. (Taiwan) (a)	20,000	49,035
Lenovo Group, Ltd. (China)	120,000	163,083
Primax Electronics, Ltd. (Taiwan)	36,000	90,442
Redington, Ltd. (India)	136,419	386,189
Samsung Electronics Co., Ltd. (South Korea)	23,911	947,442
Sercomm Corp. (Taiwan) (a)	10,000	35,584
Simplo Technology Co., Ltd. (Taiwan)	7,000	79,155
SKP Resources Bhd (Malaysia)	634,200	129,727
Sunrex Technology Corp. (Taiwan)	36,000	66,655
Syncmold Enterprise Corp. (Taiwan)	17,000	48,466
Taiwan Surface Mounting Technology Corp. (Taiwan)	24,000	77,339
Taiwan Union Technology Corp. (Taiwan)	8,000	38,087
Tripod Technology Corp. (Taiwan)	15,000	89,728
Wah Lee Industrial Corp. (Taiwan)	16,000	47,928
Wasion Holdings, Ltd. (China)	350,000	369,809
Weikeng Industrial Co., Ltd. (Taiwan)	88,000	89,489
Wiwynn Corp. (Taiwan) (a)	4,000	202,117
Xiaomi Corp. 144A (China) (a),(d)	44,400	280,964
Yageo Corp. (Taiwan)	10,000	146,964
Yealink Network Technology Corp., Ltd. - Class A (China)	33,800	190,342

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 21.6% (Continued)
Technology Hardware & Equipment - 7.7% (Continued)
Zhen Ding Technology Holdings, Ltd. (Taiwan)	26,000	$82,288
		5,035,237
Materials - 5.7%
Materials - 5.7%
Akcansa Cimento A/S (Turkey) (a)	7,290	31,716
Aluminum Corp of China, Ltd. (China)	137,400	141,633
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	70,259
Anglogold Ashanti PLC (South Africa)	8,442	316,974
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	68,912
China BlueChemical, Ltd. - H Shares (China)	116,000	28,454
China Hongqiao Group, Ltd. (China)	81,000	167,567
China Lumena New Materials Corp. (China) (a)(c)	1,700	0
China Metal Products Co., Ltd. (Taiwan) (a)	36,000	31,602
Chun Yuan Steel Industry Co., Ltd. (Taiwan)	60,000	36,870
CMOC Group, Ltd. - H Shares (China)	51,000	42,159
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	49,223
EID Parry India, Ltd. (India) (a)	3,803	34,842
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	58,200	290,953
Gulf Oil Lubricants India, Ltd. (India)	4,999	66,880
Hanil Holdings Co., Ltd. (South Korea)	7,551	70,471
Harmony Gold Mining Co., Ltd. ADR (South Africa)	19,200	283,584
Hindalco Industries, Ltd. (India)	18,404	146,108
Hindustan Zinc, Ltd. (India)	6,375	34,214
Indah Kiat Pulp & Paper Tbk P.T. (Indonesia) (a)	115,000	34,010
Insecticides India, Ltd. (India)	3,361	23,186
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	24,300
Jindal Saw, Ltd. (India)	35,454	111,278
Kalyani Steels, Ltd. (India)	2,637	23,390
Magnitogorsk Iron & Steel Works PJSC (Russia) *(c)	194,390	0
Metalurgica Gerdau S.A. (Brazil) (a)	21,000	32,936
National Aluminium Co., Ltd. (India)	22,172	45,185
NMDC, Ltd. (India)	452,568	361,997
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
Poongsan Holdings Corp. (South Korea) (a)	1,441	27,063
SABIC Agri-Nutrients Co. (Saudi Arabia)	7,448	210,265

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 5.7% (Continued)
Materials - 5.7% (Continued)
San Fang Chemical Industry Co., Ltd. (Taiwan) (a)	24,000	$31,996
Shandong Nanshan Aluminum Co., Ltd. (China)	180,700	95,027
Shinkong Synthetic Fibers Corp. (Taiwan)	54,000	22,293
Styrenix Performance Materials, Ltd. (India)	1,259	40,020
Tharisa PLC (South Africa)	29,169	24,066
TPI Polene PCL (Thailand)	696,400	19,888
Universal Cement Corp. (Taiwan)	37,000	32,663
Vale S.A. ADR (Brazil)	37,574	374,989
Vedanta, Ltd. (India)	19,482	105,033
Yem Chio Co., Ltd. (Taiwan)	46,000	24,162
Yunnan Yuntianhua Co., Ltd. - Class A (China)	39,300	123,777
		3,699,945
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Beijing North Star Co., Ltd. (China) (a)	348,000	31,930
Farglory Land Development Co., Ltd. (Taiwan) (a)	15,000	31,315
Ruentex Development Co., Ltd. (Taiwan) (a)	29,000	30,884
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey) (a)	23,823	38,105
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	44,176
		176,410
Real Estate Management & Development - 1.6%
Alembic, Ltd. (India)	51,522	59,004
Da-Li Development Co., Ltd. (Taiwan) (a)	24,000	34,898
Emaar Properties PJSC (United Arab Emirates)	163,685	592,774
JHSF Participacoes S.A. (Brazil) (a)	50,600	37,065
Kingdom Development Co., Ltd. (Taiwan)	25,000	40,282
Megaworld Corp. (Philippines) (a)	1,126,000	35,223
Poly Property Group Co., Ltd. (China) (a)	205,000	38,318
Puradelta Lestari Tbk P.T. (Indonesia) (a)	3,013,700	24,718
Robinsons Land Corp. (Philippines)	175,400	36,010
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	33,266
Shui on Land, Ltd. (China)	1,198,500	105,015
		1,036,573

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Utilities - 2.4%
Utilities - 2.4%
Akenerji Elektrik Uretim A.S. (Turkey) (a)	53,676	$14,328
Beijing Jingneng Clean Energy Co., Ltd. - H Shares (China)	140,000	38,645
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	61,229
China Datang Corp. Renewable Power Co., Ltd. - H Shares (China) (a)	116,000	33,389
China Everbright Water, Ltd. (China)	165,600	29,663
China Longyuan Power Group Co., Ltd. - H Shares (China) (a)	55,000	44,133
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	22,700	78,564
Cia Energética de Minas Gerais ADR (Brazil)	99,390	174,926
Enel Chile S.A. (Chile)	580,906	38,161
Engie Energia Chile S.A. (Chile) (a)	31,836	32,724
GAIL India, Ltd. (India) (a) (b)	6,384	78,835
Gas Malaysia Bhd (Malaysia)	45,000	43,709
Guangdong Investment, Ltd. (China)	116,000	85,407
Huaneng Power International, Inc. - H Shares (China)	86,000	49,892
Korea District Heating Corp. (South Korea) (a)	1,418	47,858
Korea Gas Corp. (South Korea) (a)	1,213	29,558
NTPC, Ltd. (India)	83,750	348,359
OGK-2 PJSC (Russia) *(a)(c)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	314,700	29,409
Power Grid Corp. of India, Ltd. (India)	68,737	232,727
Rojana Industrial Park PCL (Thailand)	203,100	34,156
SGC Energy Co., Ltd. (South Korea) (a)	1,686	25,487
Shenergy Co., Ltd. - Class A (China)	27,100	33,271
		1,584,430

Total Common Stocks (Cost $52,982,075)		$64,538,000

PREFERRED STOCKS - 1.2%	Shares	Value
Energy - 0.6%
Energy - 0.6%
Petroleo Brasileiro S.A. ADR, 4.81% (Brazil)	29,600	$385,984

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.2% (Continued)	Shares	Value
Energy - 0.6% (Continued)
Energy - 0.6% (Continued)
Surgutneftegas PJSC (Russia) *(a)(c)	541,500	$0
		385,984
Financials - 0.2%
Banks - 0.2%
Banco ABC Brasil S.A. (Brazil)	37,575	134,984

Industrials - 0.1%
Capital Goods - 0.1%
Marcopolo S.A., 3.50% (Brazil)	25,900	28,004

Information Technology - 0.3%
Technology Hardware & Equipment - 0.3%
Samsung Electronics Co., Ltd., 3.18% (South Korea)	6,019	194,712

Total Preferred Stocks (Cost $907,630)		$743,684

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

RIGHT - 0.0% (e)	Shares	Value
Financials - 0.0% (e)
Banks - 0.0% (e)
Itausa S.A. (Brazil) (a) (Cost $441)	727	$367

Investments at Value - 100.2% (Cost $53,924,813)		$65,282,051

Liabilities in Excess of Other Assets - (0.2%)		(114,063)

Net Assets - 100.0%		$65,167,988

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $2,431,339, which represents 3.7% of net assets as of March 31, 2025.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2025 (Unaudited)

Country	Value	% of Net Assets
China	$20,815,187	31.9%
India	12,044,977	18.5%
Taiwan	11,227,700	17.2%
South Korea	6,043,806	9.3%
Brazil	2,722,095	4.2%
Saudi Arabia	2,535,575	3.9%
South Africa	1,943,780	3.0%
Mexico	1,033,363	1.6%
Indonesia	926,974	1.4%
Malaysia	907,991	1.4%
United Arab Emirates	853,459	1.3%
Thailand	811,512	1.2%
Poland	770,036	1.2%
Turkey	478,876	0.7%
Qatar	398,058	0.6%
Philippines	383,377	0.6%
Kuwait	379,349	0.6%
Greece	358,951	0.5%
Colombia	261,701	0.4%
Chile	218,990	0.3%
Egypt	133,164	0.2%
Peru	33,130	0.1%
Russia	0	0.0%
Total Investments	$65,282,051	100.2%
Liabilities in Excess of Other Assets	(114,063)	(0.2%)
Net Assets	$65,167,988	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 4.1%
Media & Entertainment - 2.5%
Future PLC (United Kingdom) (a)	30,159	$293,408
ITV PLC (United Kingdom)	309,625	318,197
MFE-MediaForEurope N.V. - Class A (Italy)	93,300	339,337
MIXI, Inc. (Japan)	16,200	359,057
Reach PLC (United Kingdom)	249,483	229,478
SKY Perfect JSAT Holdings, Inc. (Japan)	21,800	172,878
TV Asahi Holdings Corp. (Japan)	2,562	43,688
TX Group A.G. (Switzerland)	224	45,331
		1,801,374
Telecommunication Services - 1.6%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	90,077	132,961
Millicom International Cellular S.A. (Sweden) (a)	14,222	430,500
Partner Communications Co., Ltd. (Israel) (a)	13,066	89,140
Proximus S.A.D.P. (Belgium)	67,281	497,416
StarHub, Ltd. (Singapore)	47,700	41,902
		1,191,919
Consumer Discretionary - 12.7%
Automobiles & Components - 4.1%
Aisan Industry Co., Ltd. (Japan)	11,200	158,056
CIE Automotive S.A. (Spain) (a)	6,653	162,548
Eagle Industry Co., Ltd. (Japan) (a)	9,300	122,467
FCC Co., Ltd. (Japan)	22,193	463,830
Gestamp Automocion S.A. (Spain) (b)	50,772	143,153
G-Tekt Corp. (Japan)	22,211	260,072
Mazda Motor Corp. (Japan)	8,500	54,398
NHK Spring Co., Ltd. (Japan)	25,400	274,986
Pacific Industrial Co., Ltd. (Japan)	30,125	278,841
Schaeffler A.G. (Germany) (a)	16,823	69,988
Sumitomo Riko Co., Ltd. (Japan)	29,200	341,681
Toyo Tire Corp. (Japan)	30,700	563,933
Valeo SE (France)	10,594	99,517
		2,993,470
Consumer Discretionary Distribution & Retail - 3.9%
Accent Group, Ltd. (Australia)	175,071	196,973

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Consumer Discretionary Distribution & Retail - 3.9% (Continued)
AOKI Holdings, Inc. (Japan)	16,253	$141,699
Belluna Co., Ltd. (Japan)	45,600	289,137
CECONOMY A.G. (Germany) (a)	99,360	358,476
Currys PLC (United Kingdom) (a)	619,918	696,744
Harvey Norman Holdings, Ltd. (Australia)	44,223	139,107
IDOM, Inc. (Japan)	34,900	280,853
Joshin Denki Co., Ltd. (Japan)	17,100	244,203
Super Retail Group, Ltd. (Australia)	33,503	272,575
Wickes Group PLC (United Kingdom)	126,086	289,613
		2,909,380
Consumer Durables & Apparel - 2.1%
Berkeley Group Holdings PLC (United Kingdom) (a)	913	42,497
HUGO BOSS A.G. (Germany) (a)	1,133	43,098
OVS S.p.A. (Italy) (a)(b)	66,266	228,280
SANKYO Co., Ltd. (Japan)	51,700	755,666
Sumitomo Forestry Co., Ltd. (Japan)	4,000	120,622
Tamron Co., Ltd. (Japan)	1,800	41,975
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	193,000	310,096
		1,542,234
Consumer Services - 2.6%
AcadeMedia A.B. (Sweden) (a)(b)	12,374	97,636
Betsson A.B. (Sweden) (a)	50,347	780,203
Carnival PLC (United Kingdom) (a)	17,910	313,113
Cie des Alpes (France) (a)	3,413	54,426
G8 Education, Ltd. (Australia)	454,520	369,191
ME GROUP INTERNATIONAL PLC (United Kingdom)	83,674	209,238
Rank Group PLC (United Kingdom)	91,094	96,264
		1,920,071
Consumer Staples - 5.6%
Consumer Staples Distribution & Retail - 3.0%
Belc Co., Ltd. (Japan)	1,890	85,967
Cawachi, Ltd. (Japan)	6,549	123,251
Colruyt Group N.V. (Belgium)	1,330	54,679
H2O Retailing Corp. (Japan) (a)	10,591	160,885
Life Corp. (Japan)	48,010	620,757

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Staples - 5.6% (Continued)
Consumer Staples Distribution & Retail - 3.0% (Continued)
Marks & Spencer Group PLC (United Kingdom)	146,318	$675,592
Olam Group, Ltd. (Singapore)	188,200	137,981
San-A Co., Ltd. (Japan)	12,971	272,763
Sonae SGPS S.A. (Portugal)	35,904	41,253
		2,173,128
Food, Beverage & Tobacco - 2.6%
Austevoll Seafood A.S.A. (Norway)	25,908	242,601
First Pacific Co., Ltd. (Hong Kong)	318,000	192,713
First Resources, Ltd. (Singapore)	102,214	132,642
Inghams Group, Ltd. (Australia)	104,622	205,675
J-Oil Mills, Inc. (Japan)	14,106	191,195
Megmilk Snow Brand Co., Ltd. (Japan)	15,884	271,848
Nippn Corp. (Japan)	6,200	89,831
Nisshin Oillio Group, Ltd. (The) (Japan)	8,400	270,718
Scandinavian Tobacco Group A/S (Denmark) (b)	17,727	258,497
Starzen Co., Ltd. (Japan)	14,115	87,972
		1,943,692
Energy - 3.0%
Energy - 3.0%
Aker Solutions A.S.A. (Norway) (a)(b)	71,021	228,325
Diversified Energy Co. PLC (United Kingdom)	6,783	92,058
Esso S.A. Francaise (France)	2,150	338,435
Etablissements Maurel et Prom S.A. (France)	15,914	83,311
Harbour Energy PLC (United Kingdom)	52,426	142,579
Japan Petroleum Exploration Co., Ltd. (Japan)	38,000	296,059
Karoon Energy, Ltd. (Australia)	188,086	187,177
Modec, Inc. (Japan)	2,900	80,523
Paz Retail and Energy, Ltd. (Israel)	2,027	268,327
Saipem S.p.A. (Italy) (a)	106,990	248,370
Serica Energy PLC (United Kingdom) (a)	36,051	62,461
Tecnicas Reunidas S.A. (Spain) (a)	2,210	38,297
Vallourec SACA (France) (a)	2,303	43,384
Yancoal Australia, Ltd. (Australia) (a)	29,950	95,032
		2,204,338

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 12.7%
Banks - 6.7%
Bank of Georgia Group PLC (United Kingdom)	12,010	$847,141
BAWAG Group A.G. (Austria) (a)(b)	4,402	454,380
BPER Banca (Italy)	91,559	719,109
Chugin Financial Group, Inc. (Japan)	14,500	163,731
Dah Sing Banking Group, Ltd. (Hong Kong)	110,991	122,371
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	194,707
Daishi Hokuetsu Financial Group, Inc. (Japan)	10,100	215,300
Iyogin Holdings, Inc. (Japan)	27,700	329,365
Kiyo Bank, Ltd. (The) (Japan)	12,200	189,342
Nanto Bank, Ltd. (The) (Japan)	3,800	101,147
Norion Bank A.B. (Sweden) (a)	35,406	122,069
Raiffeisen Bank International A.G. (Austria) (a)	6,772	174,811
Sydbank A/S (Denmark) (a)	11,764	738,080
TBC Bank Group PLC (United Kingdom)	2,919	155,741
Unicaja Banco S.A. (Spain) (b)	251,690	465,705
		4,992,999
Financial Services - 3.8%
Aker A.S.A. (Norway) (a)	2,741	162,713
Credit Saison Co., Ltd. (Japan)	29,300	696,571
Financial Products Group Co., Ltd. (Japan)	3,500	54,187
Helia Group, Ltd. (Australia)	144,048	362,426
Hoist Finance A.B. (Sweden) (a)(b)	24,707	173,934
Investec PLC (United Kingdom)	9,853	60,997
Magellan Financial Group, Ltd. (Australia)	53,702	259,040
Mutares S.E. & Co., KGaA (Germany)	4,462	153,272
Pepper Money, Ltd. (Australia)	47,161	41,555
Swissquote Group Holding S.A. (Switzerland)	391	168,924
Tokyo Century Corp. (Japan)	40,300	394,822
Yangzijiang Financial Holding, Ltd. (Singapore)	437,200	258,261
		2,786,702
Insurance - 2.2%
Harel Insurance Investments & Financial Services, Ltd. (Israel)	32,535	520,246
Just Group PLC (United Kingdom)	315,157	598,499
Lancashire Holdings, Ltd. (United Kingdom)	48,688	363,555
Phoenix Holdings, Ltd. (The) (Israel)	2,411	44,796

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 12.7% (Continued)
Insurance - 2.2% (Continued)
Vienna Insurance Group A.G. (Austria)	2,047	$90,339
		1,617,435
Health Care - 4.9%
Health Care Equipment & Services - 3.4%
Ambea A.B. (Sweden) (b)	58,794	642,101
Ansell, Ltd. (Australia)	21,031	447,955
Attendo A.B. (Sweden) (b)	30,295	181,428
Clariane S.E. (France) (a)	92,077	429,097
ConvaTec Group PLC (United Kingdom) (b)	44,244	147,814
Japan Lifeline Co., Ltd. (Japan)	54,502	556,945
Tokai Corp. (Japan)	8,279	115,649
		2,520,989
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
COSMO Pharmaceuticals N.V. (Switzerland)	2,401	151,768
H Lundbeck A/S (Denmark) - Class A (a)	10,992	45,965
H Lundbeck A/S (Denmark) - Class B (a)	61,674	310,759
Nippon Shinyaku Co., Ltd. (Japan)	11,100	283,249
Tsumura & Co. (Japan)	10,800	313,313
		1,105,054
Industrials - 22.6%
Capital Goods - 15.4%
Central Glass Co., Ltd. (Japan)	4,100	89,029
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	1,621	71,203
Dai-Dan Co., Ltd. (Japan) (a)	9,000	224,456
Deutz A.G. (Germany)	108,817	800,543
E-Commodities Holdings, Ltd. (Hong Kong)	1,261,426	132,934
Glory, Ltd. (Japan)	5,364	94,528
GS Yuasa Corp. (Japan)	17,200	275,652
Hanwa Co., Ltd. (Japan)	7,400	242,573
Implenia A.G. (Switzerland) (a)	14,326	650,939
Iveco Group N.V. (Italy)	29,302	481,929
Japan Pulp & Paper Co., Ltd. (Japan)	55,191	222,768
Kanamoto Co., Ltd. (Japan) (a)	9,700	210,667
Keller Group PLC (United Kingdom)	36,188	645,990
Kier Group PLC (United Kingdom)	370,715	602,527

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 22.6% (Continued)
Capital Goods - 15.4% (Continued)
Koninklijke BAM Groep N.V. (Netherlands)	133,002	$745,152
Koninklijke Heijmans N.V. (Netherlands)	8,876	375,597
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	19,000	302,148
NCC A.B. - B Shares (Sweden)	17,564	333,320
NGK Insulators, Ltd. (Japan)	34,200	421,473
Nishio Rent All Co., Ltd. (Japan) (a)	4,236	118,986
Noritake Co., Ltd. (Japan)	3,350	78,861
Noritsu Koki Co., Ltd. (Japan)	7,014	222,229
NRW Holdings, Ltd. (Australia)	283,526	492,631
PER Aarsleff Holdings A/S (Denmark)	1,408	99,804
Porr A.G. (Austria)	8,890	253,609
Shibaura Machine Co., Ltd. (Japan)	8,500	205,058
Shibuya Corp. (Japan)	10,800	232,760
Shinmaywa Industries, Ltd. (Japan) (a)	30,172	285,287
Shinnihon Corp. (Japan)	21,320	224,442
Strabag S.E. (Austria)	663	47,414
Sulzer A.G. (Switzerland)	3,315	565,542
TOA Corp. (Japan)	33,700	293,895
Totetsu Kogyo Co., Ltd. (Japan) (a)	10,200	208,771
Yamabiko Corp. (Japan)	18,400	294,817
Yamazen Corp. (Japan)	53,900	476,194
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	346,806
		11,370,534
Commercial & Professional Services - 3.3%
Bilfinger S.E. (Germany)	6,460	465,941
Derichebourg S.A. (France)	12,924	75,864
Downer EDI, Ltd. (Australia) (a)	97,514	332,796
Loomis A.B. (Sweden)	4,764	192,988
Matsuda Sangyo Co., Ltd. (Japan)	5,587	130,099
Persol Holdings Co., Ltd. (Japan)	272,500	454,145
Pilot Corp. (Japan) (a)	7,600	210,942
Prosegur Cash S.A. (Spain) (b)	108,014	79,932
Prosegur Cia de Seguridad S.A. (Spain) (a)	56,098	127,497
TRE Holdings Corp. (Japan)	30,800	333,667
		2,403,871

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 22.6% (Continued)
Transportation - 3.9%
Air New Zealand, Ltd. (New Zealand)	100,622	$36,002
easyJet PLC (United Kingdom)	57,874	332,814
Finnair OYJ (Finland) (a)	15,690	55,351
Hoegh Autoliners A.S.A. (Norway) (b)	33,547	245,738
JET2 PLC (United Kingdom)	12,786	204,657
Konoike Transport Co., Ltd. (Japan)	20,000	360,057
MPC Container Ships A.S.A. (Norway)	82,871	125,341
NS United Kaiun Kaisha, Ltd. (Japan)	1,800	48,376
Odfjell S.E. - A Shares (Norway)	16,237	139,789
Redde Northgate PLC (United Kingdom)	83,148	317,388
Sankyu, Inc. (Japan)	8,200	337,067
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	367,604
ZIM Integrated Shipping Services, Ltd. (Israel)	19,200	280,128
		2,850,312
Information Technology - 8.3%
Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Holdings Corp. (Japan)	17,100	308,232
RS Technologies Co., Ltd. (Japan)	13,545	264,079
Shibaura Mechatronics Corp. (Japan)	5,000	239,354
		811,665
Software & Services - 2.4%
ATEA A.S.A. (Norway) (a)	7,586	93,463
Econocom Group S.A./N.V. (Belgium) (a)	29,440	57,332
FDM Group Holdings PLC (United Kingdom) (a)	56,086	181,865
Formula Systems (1985), Ltd. (Israel)	1,943	168,419
Hansen Technologies, Ltd. (Australia) (a)	109,406	343,220
Kontron A.G. (Germany)	6,239	150,891
Sopra Steria Group (France)	2,012	374,186
Systena Corp. (Japan)	95,800	232,207
TietoEVRY OYJ (Finland)	8,553	148,273
		1,749,856
Technology Hardware & Equipment - 4.8%
Alps Alpine Co., Ltd. (Japan)	29,400	300,891
ALSO Holding A.G. (Switzerland) (a)	1,503	410,696
Daiwabo Holdings Co., Ltd. (Japan) (a)	15,500	263,064

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 8.3% (Continued)
Technology Hardware & Equipment - 4.8% (Continued)
Dicker Data, Ltd. (Australia) (a)	55,690	$292,746
Ituran Location and Control, Ltd. (Israel)	7,700	278,432
Kaga Electronics Co., Ltd. (Japan)	6,700	120,817
Landis+Gyr Group A.G. (Switzerland) (a)	2,413	143,465
Nippon Ceramic Co., Ltd. (Japan) (a)	16,800	322,716
Nippon Signal Co., Ltd. (Japan)	22,505	134,809
PAX Global Technology, Ltd. (Hong Kong)	45,000	27,991
Quadient S.A. (France)	8,350	141,149
Ryoyo Ryosan Holdings, Inc. (Japan)	16,700	273,475
SoftwareOne Holding A.G. (Switzerland) (a)	55,136	339,102
Spectris PLC (United Kingdom) (a)	10,329	311,699
Toshiba TEC Corp. (Japan)	12,500	224,840
		3,585,892
Materials - 10.0%
Materials - 10.0%
Artience Co., Ltd. (Japan)	5,100	105,616
Billerud Aktiebolag (Sweden)	7,713	79,642
Chugoku Marine Paints, Ltd. (Japan) (a)	18,800	267,424
Evolution Mining, Ltd. (Australia)	9,167	41,021
Johnson Matthey PLC (United Kingdom)	4,729	81,297
Kemira OYJ (Finland)	5,884	128,056
KH Neochem Co., Ltd. (Japan) (a)	6,000	101,263
Kobe Steel, Ltd. (Japan)	68,600	796,414
Lintec Corp. (Japan)	12,400	229,846
Mitsui Mining & Smelting Co., Ltd. (Japan)	9,700	284,212
Navigator Co. S.A. (The) (Portugal)	64,894	229,964
Nippon Shokubai Co., Ltd. (Japan) (a)	9,600	111,843
Pan African Resources PLC (United Kingdom)	1,058,153	580,291
Perenti, Ltd. (Australia)	481,507	403,718
Perseus Mining, Ltd. (Australia)	279,207	587,386
Ramelius Resources, Ltd. (Australia)	304,892	457,029
Sakata INX Corp. (Japan)	23,400	301,298
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,644	142,898
Solvay S.A. (Belgium)	11,705	416,598
SSAB A.B. - B Shares (Sweden)	5,737	34,962

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 10.0% (Continued)
Materials - 10.0% (Continued)
thyssenkrupp A.G. (Germany) (a)	11,933	$122,583
Tokuyama Corp. (Japan)	17,700	332,001
Vetropack Holding A.G. (Switzerland)	3,827	121,364
Vicat S.A.C.A. (France)	9,466	510,936
West African Resources, Ltd. (Australia) (a)	194,529	285,335
Westgold Resources, Ltd. (Australia)	182,166	330,135
Yodogawa Steel Works, Ltd. (Japan)	7,500	279,848
		7,362,980
Real Estate - 10.6%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Abacus Group (Australia)	201,135	137,337
Aroundtown S.A. (Germany) (a)	15,917	43,635
British Land Co. PLC (The) (United Kingdom)	98,496	471,636
CapitaLand Retail China Trust (Singapore) (a)	63,000	32,909
Centuria Office REIT (Australia)	295,698	208,385
Charter Hall Group (Australia)	5,189	52,868
Cromwell Property Group (Australia)	632,760	146,763
Dexus (Australia)	7,714	34,307
Eagle Hospitality Trust (Singapore) (a)(c)	1,204,600	0
Growthpoint Properties Australia, Ltd. (Australia)	206,640	293,001
Hammerson PLC (United Kingdom) (a)	11,081	35,404
Invincible Investment Corp. (Japan)	1,473	620,841
Japan Hotel REIT Investment Corp. (Japan)	567	274,564
KDX Realty Investment Corp. (Japan)	476	469,452
LondonMetric Property PLC (United Kingdom)	25,259	59,985
NIPPON REIT Investment Corp. (Japan)	688	380,270
Prime US REIT (Singapore)	866,910	127,828
Retail Estates N.V. (Belgium) (a)	4,532	295,957
Samty Residential Investment Corp. (Japan) (a)	41	25,483
Sasseur Real Estate Investment Trust (Singapore)	319,337	160,441
Stoneweg European Real Estate Investment Trust (Singapore)	165,989	269,191
Target Healthcare REIT PLC (United Kingdom)	167,416	200,534
Tokyo Tatemono Co., Ltd. (Japan)	17,300	292,990
United Urban Investment Corp. (Japan) (a)	432	428,560

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 10.6% (Continued)
Equity Real Estate Investment Trusts (REITs) - 7.1% (Continued)
Wereldhave N.V. (Netherlands)	11,394	$197,366
		5,259,707
Real Estate Management & Development - 3.5%
Blue Square Real Estate, Ltd. (Israel)	3,350	266,130
Cibus Nordic Real Estate A.B. (Sweden)	19,029	280,549
Citycon OYJ (Finland) (a)	48,239	171,328
Grand City Properties S.A. (Germany) (a)	20,268	216,758
Hang Lung Properties, Ltd. (Hong Kong)	41,000	35,078
Intershop Holding A.G. (Switzerland)	1,425	217,816
Isras Investment Co., Ltd. (Israel)	967	205,552
Mapletree Pan Asia Commercial Trust (Singapore) (b)	249,200	230,976
Sagax A.B. - D Shares (Sweden)	151,342	486,394
Savills PLC (United Kingdom)	2,579	31,818
Sun Frontier Fudousan Co., Ltd. (Japan)	9,354	122,840
Tosei Corp. (Japan)	18,422	296,486
		2,561,725
Utilities - 2.6%
Utilities - 2.6%
A2A S.p.A. (Italy)	189,093	455,977
AGL Energy, Ltd. (Australia)	41,329	272,829
Contact Energy, Ltd. (New Zealand)	27,982	145,745
Drax Group PLC (United Kingdom)	43,399	328,266
Hokuriku Electric Power Co. (Japan)	24,400	135,792
Rubis SCA (France)	10,544	298,056
Tohoku Electric Power Co., Inc. (Japan)	39,900	275,375
		1,912,040

Total Common Stocks (Cost $61,982,710)		$71,571,367

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.6%	Shares	Value
Health Care - 0.6%
Health Care Equipment & Services - 0.6%
Draegerwerk A.G. & Co. KGaA (Germany) (Cost $330,879)	6,468	$444,858

Investments at Value - 97.7% (Cost $62,313,589)		$72,016,225

Other Assets in Excess of Liabilities - 2.3%		1,709,742

Net Assets - 100.0%		$73,725,967

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $3,577,899, which represents 4.9% of net assets as of March 31, 2025.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2025 (Unaudited)

Country	Value	% of Net Assets
Japan	$26,349,281	35.7%
United Kingdom	10,021,160	13.6%
Australia	7,288,213	9.9%
Sweden	3,835,726	5.2%
Germany	2,870,043	3.9%
Switzerland	2,814,947	3.8%
Italy	2,473,002	3.3%
France	2,448,361	3.3%
Israel	2,254,131	3.1%
Singapore	1,738,937	2.4%
Norway	1,605,574	2.2%
Denmark	1,453,105	2.0%
Belgium	1,321,982	1.8%
Netherlands	1,318,115	1.8%
Spain	1,088,335	1.5%
Austria	1,020,553	1.4%
Hong Kong	1,015,890	1.4%
Finland	503,008	0.7%
Portugal	414,115	0.5%
New Zealand	181,747	0.2%
Total Investments	$72,016,225	97.7%
Other Assets in Excess of Liabilities	1,709,742	2.3%
Net Assets	$73,725,967	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 4.6%
Media & Entertainment - 0.8%
Future PLC (United Kingdom) (a)	139	$1,352
Havas N.V. (Netherlands) (a)	1,590	2,266
MFE-MediaForEurope N.V. - Class B (Italy)	566	2,832
MIXI, Inc. (Japan)	100	2,216
Modern Times Group MTG A.B. (Sweden) (a)	216	2,442
Publicis Groupe S.A. (France)	86	8,118
TV Asahi Holdings Corp. (Japan)	100	1,705
Verve Group S.E. (Sweden) (a)	780	2,550
		23,481
Telecommunication Services - 3.8%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,648	2,433
BT Group PLC (United Kingdom)	8,233	17,661
Deutsche Telekom A.G. (Germany)	559	20,650
KDDI Corp. (Japan)	2,168	34,253
Millicom International Cellular S.A. (Sweden) (a)	100	3,027
Nippon Telegraph & Telephone Corp. (Japan)	13,176	12,737
Proximus S.A.D.P. (Belgium)	630	4,658
Singapore Telecommunications, Ltd. (Singapore)	500	1,268
StarHub, Ltd. (Singapore)	2,300	2,020
Telenor A.S.A. (Norway)	107	1,529
Telia Co. A.B. (Sweden)	1,714	6,189
		106,425
Consumer Discretionary - 9.4%
Automobiles & Components - 4.6%
Aisan Industry Co., Ltd. (Japan)	200	2,822
Continental A.G. (Germany)	194	13,688
FCC Co., Ltd. (Japan)	100	2,090
Honda Motor Co., Ltd. (Japan)	3,043	27,544
Mercedes-Benz Group A.G. (Germany)	171	10,107
NHK Spring Co., Ltd. (Japan)	100	1,083
NOK Corp. (Japan) (a)	100	1,472
Stellantis N.V. (Italy)	408	4,579
Subaru Corp. (Japan)	1,662	29,772
Sumitomo Riko Co., Ltd. (Japan)	200	2,340

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 9.4% (Continued)
Automobiles & Components - 4.6% (Continued)
Suzuki Motor Corp. (Japan)	800	$9,822
Toyo Tire Corp. (Japan)	100	1,837
Toyota Motor Corp. (Japan)	99	1,751
Volkswagon A.G. (Germany)	206	21,532
		130,439
Consumer Discretionary Distribution & Retail - 1.9%
AOKI Holdings, Inc. (Japan)	600	5,231
Carasso Motors, Ltd. (Israel) (a)	302	2,335
Currys PLC (United Kingdom) (a)	10,251	11,522
Douglas A.G. (Germany) (a)(b)	94	1,094
IDOM, Inc. (Japan)	400	3,219
Industria de Diseno Textil S.A. (Spain)	221	11,010
MEKO A.B. (Sweden)	100	1,214
Prosus N.V. (Netherlands) (a)	352	16,363
Super Retail Group, Ltd. (Australia)	281	2,286
		54,274
Consumer Durables & Apparel - 2.0%
Cie Financiere Richemont S.A. (Switzerland)	57	9,952
Coats Group PLC (United Kingdom) (a)	2,590	2,658
Crystal International Group, Ltd. 144A (Hong Kong) (c)	3,500	2,598
Einhell Germany A.G. (Germany) (a)	30	2,094
Glenveagh Properties PLC (Ireland) (a)(b)	2,255	3,685
Hermes International (France)	2	5,265
LVMH Moet Hennessy Louis Vuitton S.E. (France)	8	4,957
OVS S.p.A. (Italy) (a) (b)	1,003	3,455
Panasonic Holdings Corp. (Japan)	300	3,580
Sankyo Co., Ltd. (Japan)	435	6,358
Swatch Group A.G. (The) (Switzerland)	209	7,215
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	2,500	4,017
		55,834
Consumer Services - 0.9%
Betsson A.B. (Sweden) (a)	520	8,058
Cie des Alpes (France) (a)	162	2,584
Elior Group S.A. (France) (a) b)	910	2,502

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 9.4% (Continued)
Consumer Services - 0.9% (Continued)
G8 Education, Ltd. (Australia)	14,770	$11,997
		25,141
Consumer Staples - 7.9%
Consumer Staples Distribution & Retail - 1.7%
Carrefour S.A. (France)	987	14,124
Koninklijke Ahold Delhaize N.V. (Netherlands)	298	11,138
Life Corp. (Japan)	192	2,482
Marks & Spencer Group PLC (United Kingdom)	2,581	11,917
Olam Group, Ltd. (Singapore)	3,400	2,493
San-A Co., Ltd. (Japan)	100	2,103
Sonae SGPS S.A. (Portugal)	2,860	3,286
		47,543
Food, Beverage & Tobacco - 5.7%
Anheuser-Busch InBev S.A./N.V. (Belgium)	25	1,538
Austevoll Seafood A.S.A. (Norway)	331	3,099
British American Tobacco PLC (United Kingdom)	1,003	41,151
Bumitama Agri, Ltd. (Singapore)	2,500	1,647
Danone S.A. (France)	38	2,908
Ebro Foods S.A. (Spain)	142	2,578
First Resources, Ltd. (Singapore)	1,400	1,817
Imperial Brands PLC (United Kingdom)	53	1,961
Japan Tobacco, Inc. (Japan)	557	15,313
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	137	3,093
Mowi A.S.A. (Norway)	68	1,261
MP Evans Group PLC (United Kingdom) (a)	570	7,437
Nestle S.A. (Switzerland)	247	24,966
Nippn Corp. (Japan)	164	2,376
Nisshin Oillio Group, Ltd. (The) (Japan)	114	3,674
Sakata Seed Corp. (Japan) (a)	100	2,253
Savencia S.A. (France)	245	15,959
Suntory Beverage & Food, Ltd. (Japan)	200	6,600
Takara Holdings, Inc. (Japan) (a)	300	2,297
UIE PLC (Denmark)	200	9,405
WH Group, Ltd. (Hong Kong) (b)	9,000	8,264
		159,597

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Staples - 7.9% (Continued)
Household & Personal Products - 0.5%
Essity A.B. - Class B - Series B (Sweden) (a)	274	$7,786
Henkel A.G. & Co. KGaA (Germany)	97	6,993
		14,779
Energy - 3.8%
Energy - 3.8%
Aker Solutions A.S.A. (Norway) (a)(b)	538	1,730
d’Amico International Shipping S.A. (Italy)	166	604
Esso S.A. Francaise (France)	18	2,833
Japan Petroleum Exploration Co., Ltd. (Japan)	465	3,623
OMV A.G. (Austria)	355	18,291
Repsol S.A. (Spain)	879	11,677
Shell PLC (United Kingdom)	1,528	55,625
Tecnicas Reunidas S.A. (Spain) (a)	145	2,513
Totalenergies EP Gabon (France) (a)	18	3,654
TotalEnergies S.E. (France)	121	7,801
		108,351
Financials - 23.4%
Banks - 14.2%
Aichi Financial Group, Inc. (Japan)	100	1,924
ANZ Group Holdings, Ltd. (Australia)	1,398	25,599
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,445	33,387
Banco de Sabadell S.A. (Spain)	5,170	14,524
Bank of Cyprus Holding PLC (United Kingdom) (a)	927	5,848
Bank of Georgia Group PLC (United Kingdom)	117	8,253
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (b)	37,333	15,437
Barclays PLC (United Kingdom)	9,046	34,017
BNP Paribas S.A. (France)	18	1,505
BPER Banca (Italy)	3,726	29,264
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (France) (a)	64	1,523
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes (France) (a)	10	1,585
Chugin Financial Group, Inc. (Japan)	200	2,258
Credit Agricole S.A. (France)	1,816	33,082
Dah Sing Banking Group, Ltd. (Hong Kong)	2,000	2,205

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 23.4% (Continued)
Banks - 14.2% (Continued)
Dah Sing Financial Holdings, Ltd. (Hong Kong)	1,600	$5,991
Daishi Hokuetsu Financial Group, Inc. (Japan)	100	2,132
Danske Bank A/S (Denmark)	672	21,998
DBS Group Holdings, Ltd. (Singapore)	600	20,606
DNB Bank A.S.A. (Norway)	288	7,579
HSBC Holdings PLC (United Kingdom)	416	4,716
Israel Discount Bank, Ltd. - Class A (Israel) (a)	788	5,488
Iyogin Holdings, Inc. (Japan)	200	2,378
Kiyo Bank, Ltd. (The) (Japan)	100	1,552
Mizrahi Tefahot Bank, Ltd. (Israel) (a)	56	2,518
Mizuho Financial Group, Inc. (Japan)	401	11,008
Nanto Bank, Ltd. (The) (Japan)	100	2,662
NatWest Group PLC (United Kingdom)	6,018	35,536
Nordea Bank Abp (Sweden)	1,682	21,457
Societe Generale S.A. (France)	737	33,267
United Overseas Bank, Ltd. (Singapore)	300	8,465
Vestjysk Bank A/S (Denmark) (a)	4,964	3,148
		400,912
Financial Services - 3.2%
3i Group PLC (United Kingdom)	236	11,098
Deutsche Bank A.G. (Germany)	1,456	34,726
Helia Group, Ltd. (Australia)	4,687	11,792
Hoist Finance A.B. (Sweden) (a)(b)	212	1,492
Liberty Financial Group, Ltd. (Australia)	1,424	3,237
Magellan Financial Group, Ltd. (Australia)	307	1,481
NOMURA Holdings, Inc. (Japan)	4,400	27,119
		90,945
Insurance - 6.0%
Ageas S.A./N.V. (Belgium)	312	18,713
Dai-ichi Life Holdings, Inc. (Japan)	1,600	12,220
Just Group PLC (United Kingdom)	1,036	1,967
Lancashire Holdings, Ltd. (United Kingdom)	1,151	8,594
MS&AD Insurance Group Holdings, Inc. (Japan)	1,493	32,477
NN Group N.V. (Netherlands)	394	21,937
QBE Insurance Group, Ltd. (Australia)	2,236	30,899

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 23.4% (Continued)
Insurance - 6.0% (Continued)
Swiss Re A.G. (Switzerland)	164	$27,915
Tokio Marine Holdings, Inc. (Japan)	300	11,673
Vienna Insurance Group A.G. (Austria)	50	2,207
		168,602
Health Care - 11.8%
Health Care Equipment & Services - 1.8%
Ansell, Ltd. (Australia)	581	12,375
Clariane S.E. (France) (a)	1,311	6,109
CVS Group PLC (United Kingdom) (a)	184	2,387
Fresenius Medical Care A.G. (Germany)	373	18,571
Japan Lifeline Co., Ltd. (Japan)	300	3,066
Paul Hartmann A.G. (Germany)	11	2,892
Terveystalo OYJ (Finland) (b)	423	5,254
		50,654
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
AstraZeneca PLC (United Kingdom)	69	10,133
CSL, Ltd. (Australia)	36	5,667
GSK PLC (United Kingdom)	2,082	39,791
H Lundbeck A/S (Denmark) (a)	399	2,011
Ipsen S.A. (France)	133	15,328
Nippon Shinyaku Co., Ltd. (Japan)	500	12,759
Novartis A.G. (Switzerland) (a)	577	64,101
Novo Nordisk A/S - Class B (Denmark)	179	12,241
Roche Holding A.G. (Switzerland) (a)	14	4,861
Roche Holding A.G. (Switzerland) (a)	187	61,560
Sandoz Group A.G. (Switzerland)	64	2,684
Sanofi S.A. (France)	225	24,926
Shionogi & Co., Ltd. (Japan)	300	4,529
Towa Pharmaceutical Co., Ltd. (Japan)	300	5,395
Tsumura & Co. (Japan)	400	11,604
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	2,000	3,764
		281,354

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 17.7%
Air Freight & Logistics - 0.1%
Nippon Express Holdings, Inc. (Japan)	100	$1,822

Capital Goods - 12.3%
ABB, Ltd. (Switzerland) (a)	153	7,896
AerCap Holdings N.V. (Netherlands)	100	10,217
Alstom S.A. (France) (a)	239	5,297
Bonheur A.S.A. (Norway)	71	1,571
Cie de Saint-Gobain S.A. (France)	343	34,188
Dai-Dan Co., Ltd. (Japan) (a)	100	2,494
Daimler Truck Holding A.G. (Germany)	130	5,269
Deme Group N.V. (Belgium)	21	2,967
Eiffage S.A. (France)	80	9,319
Fugro N.V. (Netherlands)	280	4,045
Glory, Ltd. (Japan)	200	3,524
GS Yuasa Corp. (Japan)	300	4,808
Indus Holding A.G. (Germany)	176	4,657
Iveco Group N.V. (Italy)	178	2,928
Jardine Cycle & Carriage, Ltd. (Singapore)	600	11,777
Kanamoto Co., Ltd. (Japan) (a)	100	2,172
Keller Group PLC (United Kingdom)	709	12,656
Kier Group PLC (United Kingdom)	4,895	7,956
Komatsu, Ltd. (Japan)	483	14,147
Koninklijke BAM Groep N.V. (Netherlands)	2,170	12,158
Koninklijke Heijmans N.V. (Netherlands)	230	9,733
KSB S.E. & Co. KGaA (Germany)	9	7,969
NCC A.B. - B Shares (Sweden)	732	13,891
NGK Insulators, Ltd. (Japan)	300	3,697
Noritake Co., Ltd./Nagoya Japan (Japan)	114	2,684
NRW Holdings, Ltd. (Australia)	4,563	7,928
Per Aarsleff Holding A/S (Denmark)	91	6,450
Porr A.G. (Austria)	82	2,339
R&S Group Holding A.G. (Switzerland) (a)(b)	660	13,807
Rolls-Royce Holdings PLC (United Kingdom) (a)	852	8,282
Shibaura Machine Co., Ltd. (Japan)	223	5,380
Siemens A.G. (Germany)	12	2,773

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 17.7% (Continued)
Capital Goods - 12.3% (Continued)
TOA Corp. (Japan)	300	$2,616
Toyota Tsusho Corp. (Japan)	1,725	29,069
Traton S.E. (Germany)	742	25,144
Veidekke A.S.A. (Norway) (a)	121	1,690
Volvo A.B. - B Shares (Sweden) (a)	1,126	33,040
YAMABIKO Corp. (Japan)	200	3,205
Yamazen Corp. (Japan)	200	1,767
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	800	1,404
Yurtec Corp. (Japan)	400	4,564
		347,478
Commercial & Professional Services - 1.7%
Bilfinger S.E. (Germany)	102	7,357
Derichebourg S.A. (France)	2,225	13,061
Loomis A.B. (Sweden)	65	2,633
Persol Holdings Co., Ltd. (Japan)	2,600	4,333
Pilot Corp. (Japan) (a)	100	2,775
Prosegur Cash S.A. (Spain) (b)	9,252	6,847
Prosegur Cia de Seguridad S.A. (Spain) (a)	1,110	2,523
Societe BIC S.A. (France) (a)	38	2,574
Teleperformance S.E. (France)	66	6,640
		48,743
Transportation - 3.6%
Cathay Pacific Airways, Ltd. (Hong Kong)	5,000	6,677
Hoegh Autoliners A.S.A. (Norway) (b)	216	1,582
International Consolidated Airlines Group S.A. (United Kingdom)	6,504	22,010
Japan Airlines Co., Ltd. (Japan) (a)	200	3,427
Kawasaki Kisen Kaisha, Ltd. (Japan)	1,100	14,955
Konoike Transport Co., Ltd. (Japan)	200	3,601
Mitsui OSK Lines, Ltd. (Japan)	552	19,223
MPC Container Ships A.S.A. (Norway)	1,151	1,741
Nippon Yusen KK (Japan)	400	13,222
Qantas Airways, Ltd. (Australia) (a)	1,172	6,682
Sankyu, Inc. (Japan)	100	4,111
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,236

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 17.7% (Continued)
Transportation - 3.6% (Continued)
Wilh Wilhelmsen Holding A.S.A. (Norway)	67	$2,446
ZIM Integrated Shipping Services, Ltd. (Israel)	100	1,459
		102,372
Information Technology - 7.7%
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding N.V. (Netherlands)	38	25,161
Ferrotec Holdings Corp. (Japan)	700	12,618
Infineon Technologies A.G. (Germany)	76	2,535
Nova, Ltd. (Israel) (a)	24	4,454
STMicroelectronics N.V. (France)	246	5,397
SUSS MicroTec S.E. (Germany) (a)	209	7,840
		58,005
Software & Services - 1.9%
Dassault Systemes S.A. (France)	67	2,552
Econocom Group S.A./N.V. (Belgium) (a)	4,685	9,124
Nice, Ltd. (Israel) (a)	85	13,116
SAP S.E. (Germany)	80	21,448
Systena Corp. (Japan)	3,200	7,757
		53,997
Technology Hardware & Equipment - 3.7%
Ai Holdings Corp. (Japan)	100	1,389
Alps Alpine Co., Ltd. (Japan)	400	4,094
Canon, Inc. (Japan)	1,062	33,124
Codan, Ltd. (Australia)	174	1,706
Daiwabo Holdings Co., Ltd. (Japan) (a)	100	1,697
Kaga Electronics Co., Ltd. (Japan)	300	5,410
Logitech International S.A. (Switzerland)	53	4,492
Nokia OYJ (Finland)	6,258	32,978
Quadient S.A. (France)	115	1,944
Ricoh Co., Ltd. (Japan)	500	5,290
Spectris PLC (United Kingdom) (a)	49	1,478
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	829	6,451
Toshiba TEC Corp. (Japan)	300	5,396
		105,449

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Materials - 5.8%
Materials - 5.8%
Boliden A.B. (Sweden)	123	$4,037
Caltagirone S.p.A. (Italy)	234	1,833
Cementir Holding N.V. (Italy) (a)	98	1,417
Chugoku Marine Paints, Ltd. (Japan) (a)	200	2,845
Evonik Industries A.G. (Germany)	1,243	26,962
Evraz PLC (United Kingdom) (a)	354	0
Fuji Seal International, Inc. (Japan)	100	1,754
Holcim A.G. (Switzerland) (a)	248	26,694
Johnson Matthey PLC (United Kingdom)	133	2,286
Lintec Corp. (Japan)	200	3,707
Mitsui Mining & Smelting Co., Ltd. (Japan)	100	2,930
Nippon Shokubai Co., Ltd. (Japan) (a)	200	2,330
Norsk Hydro A.S.A. (Norway)	989	5,718
Pan African Resources PLC (United Kingdom)	5,788	3,174
Perenti, Ltd. (Australia)	3,949	3,311
Perseus Mining, Ltd. (Australia)	3,064	6,446
Ramelius Resources, Ltd. (Australia)	2,882	4,320
Rio Tinto PLC (United Kingdom)	342	20,526
Semapa-Sociedade de Investimento e Gestao (Portugal)	153	2,529
Solvay S.A. (Belgium)	114	4,058
South32, Ltd. (Australia)	10,902	21,965
Vicat S.A.C.A. (France)	132	7,125
West African Resources, Ltd. (Australia) (a)	1,712	2,511
Yodogawa Steel Works, Ltd. (Japan)	100	3,731
Zeon Corp. (Japan) (a)	200	2,008
		164,217
Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Abacus Group (Australia)	1,782	1,217
Aroundtown S.A. (Germany) (a)	799	2,190
British Land Co. PLC (The) (United Kingdom)	287	1,374
Cromwell Property Group (Australia)	11,464	2,659
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,987
Growthpoint Properties Australia, Ltd. (Australia)	4,612	6,540
Japan Hotel REIT Investment Corp. (Japan)	4	1,937

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Real Estate - 2.2% (Continued)
Equity Real Estate Investment Trusts (REITs) - 1.2% (Continued)
Land Securities Group PLC (United Kingdom) (a)	528	$3,760
NIPPON REIT Investment Corp. (Japan)	4	2,211
Stoneweg European Real Estate Investment Trust (Singapore)	1,420	2,303
Tokyo Tatemono Co., Ltd. (Japan)	200	3,387
Unibail-Rodamco-Westfield (France)	15	1,265
Wereldhave N.V. (Netherlands)	150	2,598
		33,428
Real Estate Management & Development - 1.0%
Blue Square Real Estate, Ltd. (Israel)	16	1,271
Cibus Nordic Real Estate A.B. (Sweden)	195	2,875
CK Asset Holdings, Ltd. (Hong Kong)	1,851	7,489
Grand City Properties S.A. (Germany) (a)	462	4,941
Hang Lung Group, Ltd. (Hong Kong)	2,000	2,945
Hiag Immobilien Holding A.G. (Switzerland) (a)	33	3,540
Hysan Development Co., Ltd. (Hong Kong) (a)	1,000	1,621
Leopalace21 Corp. (Japan)	600	2,350
Nyfosa A.B. (Sweden) (a)	175	1,525
		28,557
Utilities - 3.6%
Utilities - 3.6%
A2A S.p.A. (Italy)	621	1,497
Centrica PLC (United Kingdom)	5,542	10,732
Drax Group PLC (United Kingdom)	1,220	9,228
Edison S.p.A. (Italy)	3,279	6,598
Electric Power Development Co., Ltd. (Japan) (a)	100	1,691
Endesa S.A. (Spain)	244	6,468
Enel S.p.A. (Italy)	3,437	27,877
Engie S.A. (France)	1,484	28,933
Genesis Energy, Ltd. (New Zealand)	3,262	3,992
National Grid PLC (United Kingdom)	100	1,305
Vector, Ltd. (New Zealand)	1,006	2,240
		100,561

Total Common Stocks (Cost $2,506,990)		$2,762,960

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.4%	Shares	Value
Consumer Discretionary - 0.3%
Automobiles & Components - 0.3%
Volkswagen A.G. (Germany)	66	$6,738

Health Care - 0.1%
Health Care Equipment & Services - 0.1%
Draegerwerk A.G. & Co. KGaA (Germany)	50	3,439

Total Preferred Stocks (Cost $11,402)		$10,177

Investments at Value - 98.3% (Cost $2,518,392)		$2,773,137

Other Assets in Excess of Liabilities - 1.7%		48,550

Net Assets - 100.0%		$2,821,687

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $65,149, which represents 2.3% of net assets as of March 31, 2025.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
Country Breakdown
March 31, 2025 (Unaudited)

Country	Value	% of Net Assets
Japan	$593,654	21.0%
United Kingdom	420,378	14.9%
France	306,325	10.9%
Germany	261,609	9.3%
Switzerland	259,683	9.2%
Australia	170,618	6.0%
Sweden	118,667	4.2%
Netherlands	115,616	4.1%
Spain	91,527	3.2%
Italy	82,884	2.9%
Hong Kong	61,008	2.2%
Denmark	55,253	2.0%
Singapore	53,800	1.9%
Belgium	41,058	1.5%
Finland	38,232	1.4%
Israel	33,074	1.2%
Norway	31,182	1.1%
Austria	22,837	0.8%
New Zealand	6,232	0.2%
Portugal	5,815	0.2%
Ireland	3,685	0.1%
Total Investments	$2,773,137	98.3%
Other Assets in Excess of Liabilities	48,550	1.7%
Net Assets	$2,821,687	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 5.8%
Media & Entertainment - 5.8%
Alphabet, Inc. - Class C	5,247	$819,739
Meta Platforms, Inc. - Class A	783	451,290
Nintendo Co., Ltd. (Japan)	9,600	652,734
		1,923,763
Consumer Discretionary - 14.5%
Consumer Discretionary Distribution & Retail - 7.8%
Amazon.com, Inc. (a)	3,785	720,134
D’ieteren Group (Belgium)	4,665	804,044
Dollarama, Inc. (Canada)	4,851	518,794
O’Reilly Automotive, Inc. (a)	370	530,055
		2,573,027
Consumer Durables & Apparel - 2.2%
Brunello Cucinelli S.p.A. (Italy) (a)	3,063	352,080
PulteGroup, Inc.	3,748	385,294
		737,374
Consumer Services - 4.5%
Chipotle Mexican Grill, Inc. (a)	8,217	412,575
Compass Group PLC (United Kingdom)	19,520	645,711
InterContinental Hotels Group PLC (United Kingdom)	4,156	447,520
		1,505,806
Consumer Staples - 6.2%
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	564	533,420

Food, Beverage & Tobacco - 1.6%
Lotus Bakeries N.V. (Belgium)	60	533,699

Household & Personal Products - 3.0%
Church & Dwight Co., Inc.	4,355	479,442
Unilever PLC (United Kingdom)	8,289	494,627
		974,069
Energy - 3.8%
Energy - 3.8%
Chevron Corp.	3,946	660,127

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Energy - 3.8% (Continued)
Energy - 3.8% (Continued)
Suncor Energy, Inc. (Canada)	15,299	$592,377
		1,252,504
Financials - 17.2%
Banks - 4.9%
Intesa Sanpaolo S.p.A. (Italy)	120,859	623,213
JPMorgan Chase & Co.	4,053	994,201
		1,617,414
Financial Services - 5.2%
Partners Group Holding A.G. (Switzerland)	462	657,661
Visa, Inc. - Class A	3,055	1,070,655
		1,728,316
Insurance - 7.1%
Beazley PLC (United Kingdom) (a)	69,554	837,770
Globe Life, Inc.	5,785	762,000
Reinsurance Group of America, Inc.	3,781	744,479
		2,344,249
Health Care - 10.2%
Health Care Equipment & Services - 4.4%
IDEXX Laboratories, Inc. (a)	932	391,393
STERIS PLC (Ireland)	2,392	542,147
UnitedHealth Group, Inc.	985	515,894
		1,449,434
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	4,212	424,907

Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
Bio-Techne Corp.	6,145	360,281
Novo Nordisk A/S - Class B (Denmark)	4,286	293,103
Thermo Fisher Scientific, Inc.	829	412,511
Zoetis, Inc.	2,602	428,419
		1,494,314
Industrials - 11.6%
Capital Goods - 9.1%
Fluidra S.A. (Spain)	21,510	506,700
Parker-Hannifin Corp.	1,044	634,595

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 11.6% (Continued)
Capital Goods - 9.1% (Continued)
Quanta Services, Inc.	1,703	$432,868
Safran S.A. (France)	2,768	729,173
Schneider Electric S.E. (France)	3,169	731,955
		3,035,291
Commercial & Professional Services - 2.5%
Jacobs Solutions, Inc.	2,887	349,010
Waste Connections, Inc. (Canada)	2,407	469,822
		818,832
Information Technology - 23.4%
Semiconductors & Semiconductor Equipment - 3.0%
Marvell Technology, Inc.	7,622	469,287
Monolithic Power Systems, Inc.	900	521,982
		991,269
Software & Services - 16.3%
Cadence Design Systems, Inc. (a)	1,563	397,518
Constellation Software, Inc. (Canada)	284	899,527
Fair Isaac Corp. (a)	295	544,027
Intuit, Inc.	546	335,239
Microsoft Corp.	3,379	1,268,443
Palo Alto Networks, Inc. (a)	3,632	619,764
SAP S.E. (Germany)	1,937	519,306
ServiceNow, Inc. (a)	1,001	796,936
		5,380,760
Technology Hardware & Equipment - 4.1%
Apple, Inc.	3,742	831,210
Motorola Solutions, Inc.	1,206	527,999
		1,359,209
Materials - 2.9%
Materials - 2.9%
ATI, Inc. (a)	9,074	472,120
Linde PLC (Ireland)	1,038	483,334
		955,454

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A (a)	3,812	$498,533

Investments at Value - 97.1% (Cost $22,530,909)		$32,131,644

Other Assets in Excess of Liabilities - 2.9%		969,607

Net Assets - 100.0%		$33,101,251

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
March 31, 2025 (Unaudited)

Country	Value	% of Net Assets
United States	$19,796,347	59.8%
Canada	2,480,520	7.5%
United Kingdom	2,425,628	7.3%
France	1,461,128	4.4%
Belgium	1,337,743	4.0%
Ireland	1,025,481	3.1%
Italy	975,293	3.0%
Switzerland	657,661	2.0%
Japan	652,734	2.0%
Germany	519,306	1.6%
Spain	506,700	1.5%
Denmark	293,103	0.9%
Total Investments	$32,131,644	97.1%
Other Assets in Excess of Liabilities	969,607	2.9%
Net Assets	$33,101,251	100.0%

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 79.6%	Coupon	Maturity	Par Value	Value
Finance - 2.9%
Banking - 0.6%
Wells Fargo & Co.	3.000%	04/22/26	$85,000	$83,709

Noncaptive Diversified Financial Companies - 0.8%
GATX Corp.	5.400%	03/15/27	120,000	121,524

Real Estate Investment Trusts - 1.5%
Host Hotels & Resorts LP	4.500%	02/01/26	230,000	229,134

Industrial - 57.1%
Aerospace / Defense - 1.2%
Hexcel Corp.	4.200%	02/15/27	185,000	182,748

Automobile Manufacturing - 2.0%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	311,239

Construction Machinery - 2.8%
CNH Industrial Capital LLC	4.550%	04/10/28	265,000	264,301
United Rentals North America, Inc.	4.875%	01/15/28	155,000	152,353
				416,654
Diversified Manufacturing - 3.0%
Analog Devices, Inc., 144A (a)	3.450%	06/15/27	175,000	171,945
Keysight Technologies, Inc.	4.600%	04/06/27	270,000	269,607
				441,552
Electronics - 1.0%
Dell International LLC	6.020%	06/15/26	144,000	145,860

Food Processors - 1.9%
Mondelez International, Inc.	2.625%	03/17/27	285,000	275,095

Healthcare Facilities / Supplies - 5.1%
Agilent Technologies, Inc.	3.050%	09/22/26	281,000	275,095
Teleflex, Inc.	4.625%	11/15/27	235,000	229,636
Tenet Healthcare Corp. (b)	4.625%	06/15/28	245,000	236,466
				741,197

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 79.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 57.1% (continued)
Information / Data Technology - 3.9%
Oracle Corp.	2.800%	04/01/27	$310,000	$300,239
Paypal Holding, Inc.	4.450%	03/06/28	280,000	281,083
				581,322
Lease / Rent - 1.7%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 144A (a)	5.152%	03/20/28	210,000	210,492
United Airlines, Series 2020-1, Class A	5.875%	04/15/29	46,884	47,744
				258,236
Media - Cable - 2.0%
CCO Holdings LLC, 144A (a)	5.125%	05/01/27	305,000	300,405

Metals / Mining - 0.9%
Freeport-McMoran, Inc. (b)	4.375%	08/01/28	135,000	133,324

Midstream Energy - 4.2%
Boardwalk Pipelines LP	5.950%	06/01/26	295,000	298,112
Kinder Morgan, Inc.	4.300%	06/01/25	145,000	144,854
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	170,879
				613,845
Packaging - 3.0%
Berry Global, Inc.	5.500%	04/15/28	265,000	270,295
Crown Americas LLC	4.250%	09/30/26	180,000	176,489
				446,784
Paper & Forest Products - 1.6%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	242,244

Railroads - 1.5%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	205,000	218,087

Restaurants - 3.3%
Darden Restaurants, Inc.	4.350%	10/15/27	310,000	307,713
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	187,383
				495,096

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 79.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 57.1% (continued)
Retail Stores - 4.4%
AutoNation, Inc.	3.800%	11/15/27	$290,000	$282,701
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,609
Lowe’s Cos., Inc.	4.800%	04/01/26	90,000	90,263
O’Reilly Automotive, Inc.	3.550%	03/15/26	205,000	203,167
				655,740
Services - 1.3%
Service Corp. International	7.500%	04/01/27	185,000	190,550

Supermarkets - 2.5%
Alimentation Couche-Tard, Inc., 144A (a)(b)	3.550%	07/26/27	240,000	234,440
Kroger Co.	3.700%	08/01/27	130,000	127,813
				362,253
Transportation Services - 3.5%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	226,321	219,091
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	295,201	291,117
				510,208
Vehicle Parts - 1.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	155,000	151,171

Wireless Telecommunications - 1.8%
Sprint Corp.	7.625%	03/01/26	260,000	264,079

Wireline Telecommunications - 3.5%
AT&T Inc.	5.125%	06/01/28	245,000	256,169
Verizon Communications, Inc.	4.125%	03/16/27	270,000	268,607
				524,776
Utility - 19.6%
Diversified Manufacturing - 1.8%
Amphenol Corp.	5.050%	04/05/27	265,000	268,805

Electric - 17.8%
Alliant Energy Finance LLC, 144A (a)	1.400%	03/15/26	189,000	182,756
Ameren Corp.	1.750%	03/15/28	165,000	152,055
Arizona Public Service	2.950%	09/15/27	190,000	182,833

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 79.6% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 19.6% (continued)
Electric - 17.8% (continued)
DTE Energy Co.	3.800%	03/15/27	$280,000	$273,226
Duke Energy Florida LLC	3.200%	01/15/27	170,000	166,890
Evergy, Inc.	4.700%	03/13/28	285,000	286,001
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	237,136
Pacific Gas & Electric Co.	2.950%	03/01/26	310,000	304,481
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	276,000	275,419
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	300,000	299,689
Wec Energy Group, Inc.	5.150%	10/01/27	265,000	268,741
				2,629,227

Total Corporate Bonds (Cost $11,716,405)				$11,794,864

MUNICIPAL BONDS - 0.3%	Coupon	Maturity	Par Value	Value
Colorado - 0.2%
Colorado Housing & Finance Authority, Series 2021-C1	1.008%	11/01/25	$35,000	$34,611

New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Series 2020-I	1.550%	07/01/25	10,000	9,929

Total Municipal Bonds (Cost $44,243)				$44,540

ASSET BACKED SECURITIES - 9.0%	Coupon	Maturity	Par Value	Value
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	$20,000	$19,853
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	345,413	347,819
DT Auto Owner Trust, Series 2023-1, Class D, 144A (a)	6.440%	11/15/28	100,000	101,557
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	78,960	79,473

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 9.0% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	$6,000	$5,934
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	8,000	7,967
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	223,184
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	6,503	6,501
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	205,000	204,430
TCI Communications, Inc., Series 2021-3, Class D	7.125%	02/15/28	255,000	273,894
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (a)	2.120%	01/15/27	62,293	61,783
Total Asset Backed Securities (Cost $1,315,300)				$1,332,395

U.S. TREASURY BONDS & NOTES - 9.0%	Coupon	Maturity	Par Value	Value
United States Treasury	3.125%	08/15/25	$455,000	$453,035
United States Treasury	4.625%	03/15/26	360,000	361,845
United States Treasury	4.250%	03/15/27	350,000	352,201
United States Treasury	4.125%	10/31/27	160,000	160,906
Total U.S. Treasury Bonds & Notes (Cost $1,321,766)				$1,327,987

Investments at Value - 97.9% (Cost $14,397,714)				$14,499,786

Other Assets in Excess of Liabilities - 2.1%				313,976

Net Assets - 100.0%				$14,813,762

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 37.4%	Coupon	Maturity	Par Value	Value
Finance - 8.4%
Banking - 4.1%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$13,475,000	$11,587,269
Citigroup, Inc.(SOFR + 116.7) (a)	2.561%	05/01/32	4,100,000	3,561,626
JPMorgan Chase & Co.(SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,707,287
PNC Financial Services Group, Inc. (a)(b)	6.875%	10/20/34	5,185,000	5,732,773
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,517,091
				31,106,046
Mortgage Banking - 0.5%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	9.750%	09/15/29	3,650,000	3,735,549

Noncaptive Diversified Financial Companies - 0.8%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,976,061
GATX Corp.	3.500%	06/01/32	2,987,000	2,686,286
				5,662,347
Other Finance - 1.3%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,428,851
Quikrete Holdings, Inc., 144A (c)	6.375%	03/01/32	1,870,000	1,881,875
				9,310,726
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,811,385
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,579,164
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,949,524
				13,340,073
Industrial - 21.5%
Automobile Manufacturing - 1.6%
Ford Motor Credit Co. LLC	3.375%	11/13/25	7,500,000	7,410,467
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,858,980
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	463,793
				11,733,240

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 21.5% (continued)
Building Products - 2.0%
Allegion US Holding Co., Inc.	3.550%	10/01/27	$2,550,000	$2,480,457
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,622,357
Masco Corp.	6.500%	08/15/32	6,205,000	6,649,613
				14,752,427
Chemicals - 0.5%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	3,691,000	3,543,076

Construction Machinery - 1.2%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,984,481
H&E Equipment Services, Inc., 144A (c)	3.875%	12/15/28	5,550,000	5,532,078
				9,516,559
Consumer Products - 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,655,963

Diversified Manufacturing - 0.8%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	3,937,080
Vontier Corp.	2.400%	04/01/28	2,800,000	2,582,823
				6,519,903
Electronics - 0.4%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,171,541

Environmental - 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	252,674

Healthcare Facilities / Supplies - 1.3%
HCA, Inc.	3.500%	09/01/30	4,250,000	3,941,289
Mars, Inc., 144A (c)	5.200%	03/01/35	2,000,000	2,010,014
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,089,205
				10,040,508
Independent Energy - 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,699,025
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,196,545
SM Energy Co.	6.500%	07/15/28	3,652,000	3,626,971
				14,522,541

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 21.5% (continued)
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	$2,590,000	$2,762,368

Leisure / Entertainment - 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations	5.250%	07/15/29	4,000,000	3,785,147

Media - Cable - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	4,017,789
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	1,825,000	1,571,270
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,896,563
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,243,042
				11,728,664
Media - Non-Cable - 0.2%
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,652,998

Midstream Energy - 1.6%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,279,457
Transcontinental Gas Pipe Line Co. LLC	3.250%	05/15/30	4,840,000	4,480,321
				11,759,778
Other Industrial - 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,600,653

Pharmaceuticals - 1.3%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	6,007,878
Teva Pharmaceuticals Finance	3.150%	10/01/26	4,000,000	3,879,077
				9,886,955
Retail Stores - 1.4%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,376,745
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,117,201
QVC, Inc., 144A (c)	6.875%	04/15/29	1,655,000	1,133,626
				9,627,572
Services - 1.4%
Block Financial LLC	3.875%	08/15/30	5,340,000	5,011,338

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 21.5% (continued)
Services - 1.4% (continued)
Rayonier LP	2.750%	05/17/31	$6,000,000	$5,236,930
				10,248,268
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b),(c)	3.550%	07/26/27	3,810,000	3,721,729

Transportation & Logistics - 0.8%
FedEx Corp., 144A (c)	3.900%	02/01/35	2,245,000	1,987,891
FedEx Corp., 144A (c)	5.100%	01/15/44	4,000,000	3,533,850
				5,521,741
Transportation Services - 0.5%
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,685,406

Vehicle Parts - 0.6%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,731,789

Utility - 7.5%
Electric - 7.5%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,671,923
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,426,615
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,474,215
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,798,269
Oncor Electric Delivery Co. LLC (b)	5.650%	11/15/33	3,765,000	3,907,609
Peco Energy Co.	4.900%	06/15/33	3,954,000	3,938,139
PG&E Corp.	5.000%	07/01/28	4,866,000	4,733,708
PG&E Corp.	5.250%	07/01/30	2,500,000	2,399,981
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,293,976
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,851,545
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	5,100,000	5,021,206
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,444,604
				55,961,790

Total Corporate Bonds (Cost $288,181,739)				$279,538,031

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.9%	Coupon	Maturity	Par Value	Value
California - 0.8%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	$6,795,000	$6,004,610

Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,841,034

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,810,462

Total Municipal Bonds (Cost $16,888,134)				$14,656,106

ASSET BACKED SECURITIES - 3.9%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2023-1, 144A (c)	6.440%	11/15/28	$4,750,000	$4,823,941
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (c)	3.482%	06/16/25	10,800,000	10,762,033
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	2,435,000	2,454,171
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	4,664,277	4,581,095
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	5,972,073
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,795,000	1,800,071
Total Asset Backed Securities (Cost $30,386,716)				$30,393,384

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.4%	Coupon	Maturity	Par Value	Value
Agency Fixed Rate - 1.2%
Pool #MA5164	5.000%	10/01/53	$5,738,743	$5,636,513
Pool #MA5674	6.000%	04/01/55	2,865,000	2,910,439
				8,546,952

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.4% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 12.8%
Pool #735897	5.500%	10/01/35	$194,836	$198,455
Pool #888016	5.500%	05/01/36	317,433	324,888
Pool #AL3287, Series 2013	4.500%	09/01/41	731,794	721,337
Pool #MA1700, Series 2013	4.500%	12/01/43	656,058	642,351
Pool #MA1971	4.500%	06/01/44	105,939	103,616
Pool #MA2005	4.500%	08/01/44	239,491	234,388
Pool #CB3110	2.500%	03/01/47	1,032,481	873,345
Pool #CA5338	3.000%	03/01/50	7,555,249	6,590,703
Pool #MA4020	3.000%	05/01/50	4,601,191	4,040,841
Pool #CA5960	2.500%	06/01/50	7,311,924	6,182,780
Pool #MA4048	3.000%	06/01/50	4,472,616	3,920,211
Pool #CA8256	2.500%	08/01/50	7,487,332	6,238,547
Pool #MA4097	3.000%	08/01/50	4,470,214	3,914,683
Pool #FM6110	3.000%	09/01/50	4,290,807	3,787,126
Pool #MA4121	3.000%	09/01/50	3,367,672	2,955,445
Pool #FS0672	2.000%	01/01/51	4,523,184	3,629,826
Pool #BT0417	2.500%	06/01/51	3,398,687	2,851,914
Pool #MA4379	2.500%	07/01/51	3,724,397	3,118,839
Pool #MA4438	2.500%	10/01/51	5,236,138	4,373,823
Pool #MA4514	3.500%	01/01/52	1,515,506	1,375,719
Pool #BV7245	4.000%	05/01/52	2,929,366	2,733,530
Pool #MA4644	4.000%	05/01/52	11,928,062	11,134,439
Pool #MA4732	4.000%	09/01/52	4,206,336	3,925,396
Pool #MA4761	5.000%	09/01/52	6,614,405	6,505,174
Pool #MA5008	4.500%	05/01/53	3,019,843	2,891,814
Pool #MA5071	5.000%	07/01/53	5,552,087	5,453,184
Pool #MA5216	6.000%	12/01/53	5,034,638	5,121,419
Pool #MA5295	6.000%	03/01/54	2,625,574	2,667,871
				96,511,664
Freddie Mac Gold Pool - 0.1%
Pool #G08061	5.500%	06/01/35	25,450	26,081
Pool #A42128	5.500%	01/01/36	77,241	79,122
Pool #G02386	6.000%	11/01/36	144,492	150,838
Pool #G08607	4.500%	09/01/44	461,125	451,972
				708,013

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.4% (Continued)	Coupon	Maturity	Par Value	Value
Freddie Mac Non-Gold Pool - 13.7%
Pool #781958 (H15T1Y + 225) (a)	7.250%	09/01/34	$10,913	$11,230
Pool #RA2650	3.000%	05/01/50	4,101,357	3,603,376
Pool #SD8092	3.000%	09/01/50	5,687,971	4,960,175
Pool #SD8129	2.500%	02/01/51	3,965,841	3,324,925
Pool #SD8151	2.500%	06/01/51	10,009,614	8,373,639
Pool #SD8194	2.500%	02/01/52	2,721,779	2,270,878
Pool #SD8196	3.500%	02/01/52	10,304,471	9,336,652
Pool #SD8202	3.500%	02/01/52	13,988,595	12,696,780
Pool #SD8201	3.000%	03/01/52	6,414,691	5,573,296
Pool #RA6910	3.500%	03/01/52	4,002,155	3,638,249
Pool #SD8215	4.000%	05/01/52	7,283,115	6,798,542
Pool #RA7554	4.000%	06/01/52	4,447,581	4,158,556
Pool #SD8231	4.500%	07/01/52	7,779,183	7,445,277
Pool #SD8238	4.500%	08/01/52	6,138,174	5,873,789
Pool #SD8246	5.000%	09/01/52	6,413,022	6,305,463
Pool #SD8267	5.000%	11/01/52	1,798,314	1,767,690
Pool #SD8277	5.500%	12/01/52	5,518,776	5,527,883
Pool #SD8494	5.500%	01/01/55	11,679,649	11,667,352
				103,333,752
Ginnie Mae II Pool - 3.6%
Pool #MA7590M	3.000%	09/20/51	6,938,454	6,148,895
Pool #MA7769M	3.500%	12/20/51	4,315,768	3,965,273
Pool #MA8801M	5.500%	04/20/53	6,021,519	6,051,379
Pool #MA9908M	6.500%	09/20/54	7,452,160	7,638,165
Pool #MB0028M	6.500%	11/20/54	3,259,189	3,342,124
				27,145,836

Total Mortgage-Backed Securities Passthrough (Cost $249,303,544)				$236,246,217

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Par Value	Value
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $494,492)	6.000%	03/25/35	$498,332	$306,331

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 23.8%	Coupon	Maturity	Par Value	Value
United States Treasury	2.375%	05/15/27	$15,858,000	$15,365,535
United States Treasury	4.125%	07/31/28	14,493,000	14,595,470
United States Treasury	2.625%	02/15/29	15,710,000	14,985,867
United States Treasury	0.625%	08/15/30	18,810,000	15,777,622
United States Treasury	2.750%	08/15/32	9,613,000	8,789,136
United States Treasury	3.375%	05/15/33	18,617,000	17,634,517
United States Treasury	4.625%	02/15/35	11,144,000	11,513,145
United States Treasury	3.125%	11/15/41	18,090,000	15,120,696
United States Treasury	3.750%	08/15/41	13,250,000	12,077,168
United States Treasury	2.500%	02/15/45	25,375,000	18,294,780
United States Treasury	1.250%	05/15/50	34,665,000	17,211,985
United States Treasury	2.875%	05/15/52	25,550,000	18,550,697
Total U.S. Treasury Bonds & Notes (Cost $185,546,953)				$179,916,618

Investments at Value - 98.4% (Cost $770,802,027)				$741,056,687

Other Assets in Excess of Liabilities - 1.6%				12,115,904

Net Assets - 100.0%				$753,172,591

(a)	Variable rate security. Interest rates reset periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Percentage rounds to less than 0.1%.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,004,610, which represents 0.8% of net assets as of March 31, 2025.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

CORPORATE BONDS - 95.2%	Coupon	Maturity	Par Value	Value
Finance - 11.8%
Mortgage Banking - 1.0%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	9.750%	09/15/29	$645,000	$660,118

Noncaptive Diversified Financial Companies - 0.7%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	500,000	500,311

Other Finance - 6.0%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,913,641
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,715,640
Quikrete Holdings, Inc., 144A (a)	6.375%	03/01/32	330,000	332,095
				3,961,376
Real Estate Investment Trusts - 4.1%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,581,140
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,171,000	1,156,223
				2,737,363
Industrial - 76.7%
Aerospace / Defense - 0.5%
Hexcel Corp.	4.200%	02/15/27	325,000	321,043

Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	600,000	616,582
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,685,631
				2,302,213
Chemicals - 5.7%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	511,093
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	914,538
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,154,000	1,107,751
Olin Corp.	5.625%	08/01/29	520,000	506,041
Olin Corp.	5.000%	02/01/30	675,000	635,648
				3,675,071
Construction Machinery - 6.2%
Brunswick Corp.	2.400%	08/18/31	1,639,000	1,361,101

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.7% (continued)
Construction Machinery - 6.2% (continued)
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	$1,461,000	$1,456,282
United Rentals North America, Inc.	4.875%	01/15/28	1,325,000	1,302,375
				4,119,758
Consumer Products - 2.9%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	636,404
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	466,182
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	767,544
				1,870,130
Diversified Manufacturing - 6.7%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,546,437
Berry Global Escrow Corp., 144A (a)	5.625%	07/15/27	500,000	499,392
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,432,000	1,352,338
Griffon Corp.	5.750%	03/01/28	1,165,000	1,140,305
				4,538,472
Electronics - 3.2%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	671,591
CDW LLC/CDW Finance Corp.	3.276%	12/01/28	350,000	329,772
QORVO, Inc.	4.375%	10/15/29	1,000,000	953,847
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	218,285
				2,173,495
Environmental - 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	887,504

Healthcare Facilities / Supplies - 3.9%
Hologic, Inc., 144A (a)	3.250%	02/15/29	600,000	553,478
Teleflex, Inc.	4.625%	11/15/27	750,000	732,881
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,365,723
				2,652,082
Home Builders - 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,589,361

Independent Energy - 8.1%
APA Corp., 144A (a)	4.250%	01/15/30	575,000	546,700
Occidental Petroleum Corp.	7.875%	09/15/31	1,650,000	1,853,640

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.7% (continued)
Independent Energy - 8.1% (continued)
Range Resources Corp., 144A (a)	8.250%	01/15/29	$1,635,000	$1,681,704
SM Energy Co.	6.500%	07/15/28	1,325,000	1,315,919
				5,397,963
Leisure / Entertainment - 2.6%
Cedar Fair LP/Canadas Wonderland Co./Magnum Management Corp./Millennium Operations	5.375%	04/15/27	700,000	691,130
Cedar Fair LP/Canadas Wonderland Co./Magnum Management Corp./Millennium Operations	5.250%	07/15/29	1,100,000	1,040,915
				1,732,045
Media - Cable - 6.1%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,377,983
Nexstar Escrow, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,364,401
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,303,453
				4,045,837
Media - Non-Cable - 4.5%
Discovery Communications LLC	3.625%	05/15/30	1,115,000	1,003,100
Lamar Media Corp.	3.750%	02/15/28	1,025,000	975,337
Lamar Media Corp.	4.875%	01/15/29	815,000	792,467
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	210,706
				2,981,610
Metals / Mining - 1.9%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,300,000	1,260,729

Packaging - 1.9%
Crown Americas LLC	4.750%	02/01/26	600,000	595,368
Silgan Holdings, Inc.	4.125%	02/01/28	670,000	642,750
				1,238,118
Pharmaceuticals - 1.5%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	1,003,000	972,679

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.7% (continued)
Restaurants - 1.4%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	$1,000,000	$936,964

Retail Stores - 5.6%
Asbury Automotive Group, Inc.	4.500%	03/01/28	500,000	481,387
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	581,000	512,912
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	511,000	366,879
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,064,000	1,001,232
L Brands, Inc.	5.250%	02/01/28	998,000	984,622
QVC, Inc., 144A (a)	6.875%	04/15/29	593,000	406,187
				3,753,219
Services - 3.1%
AECOM	5.125%	03/15/27	850,000	843,352
Service Corp. International	4.625%	12/15/27	991,000	969,720
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	209,992
				2,023,064
Transportation Services - 1.9%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,274,297

Vehicle Parts - 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,267,882

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.2% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 6.7%
Electric - 6.7%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,352,000	1,197,409
PG&E Corp.	5.000%	07/01/28	1,050,000	1,021,454
PG&E Corp.	5.250%	07/01/30	704,000	675,835
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,624,508
				4,519,206

Investments at Value - 95.2% (Cost $65,905,297)				$63,391,910

Other Assets in Excess of Liabilities - 4.8%				3,212,428

Net Assets - 100.0%				$66,604,338

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 84.2%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.0% (a)
Lease / Rent - 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$19,093

CMBS - 1.1%
Multi-Family Housing - 1.1%
Federal Home Loan Mortgage Corp., Series ML-28	4.095%	11/25/42	2,000,000	2,018,682

General Obligation - 14.3%
Local - 14.3%
Bret Harte Union High School District, Series 2024	0.000%	08/01/36	785,000	485,290
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	286,912
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	300,933
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,365,533
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,328,329
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,294,535
Cool Water Municipal Utility District, BAM, Series 2023-A (b)(c)	7.000%	08/15/30	380,000	434,204
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	335,743
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	165,295
Hays County Development District No. 1, AGM, Series 2023 (b)(c)	5.000%	04/01/36	110,000	111,216
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	495,173
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	393,725

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.3% (continued)
Local - 14.3% (Continued)
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	$2,350,000	$2,476,480
Leander Independent School District, Series A (b)	0.000%	08/15/35	375,000	238,644
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	250,000	240,011
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	442,819
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	568,895
Public Energy Authority of Kentucky, Series 2025-A	5.250%	06/01/55	500,000	528,310
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	535,209
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	625,693
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	452,031
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	387,587
Sanitary and Improvment District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,069,788
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,874,935
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	459,284
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	462,123
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	464,312
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	463,879

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 14.3% (continued)
Local - 14.3% (Continued)
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	$60,000	$65,063
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	661,941
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	186,573
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	96,657
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	192,652
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	102,451
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/36	490,000	553,523
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/43	600,000	655,875
Wink-Loving Independent School District, Series 2024	5.000%	02/15/33	500,000	503,284
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	380,962
				25,685,869
Local Authority - 4.3%
Education - 3.2%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	155,648
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	5,491,262
				5,646,910
Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(d)	5.250%	12/01/35	1,000,000	949,975

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 4.3% (continued)
Transportation - 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	$1,085,000	$1,076,937

Revenue - 56.9%
Education - 0.8%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	125,000	123,094
Oregon Coast Community College District, Series 2024	0.000%	06/15/27	100,000	102,865
Oregon Coast Community College District, Series 2024	0.000%	06/15/38	100,000	106,032
Oregon Coast Community College District, Series 2024	0.000%	06/15/40	600,000	629,169
Oregon Coast Community College District, Series 2024	0.000%	06/15/41	150,000	156,265
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	12,527
				1,129,952
Healthcare - 0.1%
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	100,252

Housing - 27.8%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	1,020,000	1,039,965
Columbus Georgia Housing Authority, Series 2025	5.000%	04/01/28	900,000	931,248
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	605,000	593,818
Federal Home Loan Mortgage Corp., Series ML-24	3.868%	05/25/41	3,482,760	3,450,099
Federal Home Loan Mortgage Corp., Series ML-21	4.617%	08/25/41	4,985,032	5,163,788
Florida Housing Finance Corp., Series 2024-L (b)	3.500%	07/01/58	2,000,000	2,011,488

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
Housing - 27.8% (Continued)
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	$1,250,000	$1,301,617
Harrisonburg Redevelopment & Housing Authority, Series 2023 (b)	4.000%	12/01/27	700,000	703,072
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,038,980
Illinois Housing Development Authority, Series 2023 (b)	5.000%	02/01/27	2,000,000	2,028,887
Indiana Housing & Community Development Authority, Series 2024-C-1 (b)	5.000%	07/01/44	750,000	768,944
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	440,225
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,881,700
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	393,949
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	512,013
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,432,899
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	171,579
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	324,180
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,500,216
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	486,666
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	359,822
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	320,000	305,829

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
Housing - 27.8% (Continued)
New York State Mortgage Agency, Series 233	1.650%	04/01/30	$775,000	$681,380
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	331,152
Ohio Housing Finance Agency, Series 2024-C (b)	7.500%	03/01/49	2,395,000	2,916,275
Orange County Housing Finance Authority, Series 2024-C	3.350%	06/01/28	3,000,000	3,007,439
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	614,841
Pennsylvania Housing Finance Agency, Series 2015-117-B (b)	3.900%	10/01/35	1,530,000	1,497,850
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/44	1,450,000	1,485,169
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	626,859
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	313,759
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	565,000	562,584
Tennessee Housing Development Agency, Series 2024-3-C (b)	3.500%	01/01/56	2,870,000	2,870,153
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	795,505
Travis County Texas Housing Financial Corp. Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,276,510
Virginia Housing Development Authority, Series 2012-C-2	3.450%	04/01/38	400,000	357,379
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	843,587
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	920,588
				49,942,014

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
Industrial Development - 10.5%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	$3,900,000	$3,424,548
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,567,518
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	750,473
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Series 2024 (b)	3.750%	12/01/27	3,000,000	3,004,305
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	486,125
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	664,664
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,760,449
South Carolina Jobs-Economic Development Authority, Series 2024 (d)	3.700%	12/15/27	3,000,000	2,987,691
				18,645,773
Lease / Rent - 0.9%
Noblesville High School Building Corp., Series 2023 (b)	6.000%	07/15/38	375,000	434,729
Noblesville High School Building Corp., Series 2023 (b)	6.000%	01/15/43	830,000	938,402
Pasadena Public Financing Authority, Series 2024 (b)	0.000%	06/01/40	500,000	254,343
Pasadena Public Financing Authority, Series 2024 (b)	0.000%	06/01/41	300,000	143,654
				1,771,128
Other - 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	45,227

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	$150,000	$148,957

Tax - 2.6%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	1,969,555
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	886,300
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	391,628
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	510,571
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,010,000	965,701
				4,723,755
Transportation - 4.4%
Allegheny County Airport Authority, AGM, Series 2023-A (b)(c)	5.500%	01/01/53	1,000,000	1,045,920
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,184,891
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,529,061
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	735,000	695,967
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	400,000	405,246
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	510,000	542,571
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,027

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
Transportation - 4.4% (Continued)
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	$260,000	$260,613
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	455,913
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	255,527
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	515,019
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	686,700
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	405,999
				7,988,454
Utilities - 9.7%
California Community Choice Financing Authority, Series 2024-E	5.000%	02/01/55	1,715,000	1,830,294
King County Washington Sewer Revenue, Series 2020-B (b)	0.875%	01/01/42	975,000	952,832
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,259,517
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	988,436
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	205,532
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,007,882
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	605,827
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,697,122
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	528,473
Southern California Public Power Authority No. 1, Series 2007-B	4.520%	11/01/38	5,550,000	5,331,139

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 56.9% (continued)
Utilities - 9.7% (Continued)
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	$200,000	$190,067
				17,597,121
Variable Rate Demand Note - 7.6%
Variable Rate Demand Note - 7.6%
Maryland Health and Higher Educational Facilities Authority, Series 2025-C-1	3.600%	07/01/55	5,200,000	5,200,000
Massachusetts Health & Educational Facilities Authority, Series 2001-J-2	2.750%	07/01/31	3,500,000	3,500,000
New York City Transitional Finance Authority, Series 2019-A	3.550%	08/01/45	5,000,000	5,000,000
				13,700,000

Total Municipal Bonds (Cost $154,000,773)				$151,190,099

U.S. TREASURY BILLS & NOTES - 9.4%	Coupon	Maturity	Par Value	Value
United States Treasury	4.288%(f)	05/22/25	$4,000,000	$3,976,058
United States Treasury	4.292%(f)	06/05/25	5,000,000	4,962,129
United States Treasury	4.625%	06/15/27	3,000,000	3,046,055
United States Treasury	3.500%	01/31/28	5,000,000	4,947,656
Total U.S. Treasury Bills & Notes (Cost $16,833,619)				$16,931,898

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 4.5%
Services - 4.5%
IPMI 3 LLC, 144A, Series 2021 (e) (Cost$9,070,965)	3.900%	12/01/28	$9,000,000	$8,129,166

Investments at Value - 98.1% (Cost $179,905,357)				$176,251,163

Other Assets in Excess of Liabilities - 1.9%				3,339,579

Net Assets - 100.0%				$179,590,742

(a)	Percentage rounds to less than 0.1%.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,018,549, which represents 5.0% of net assets as of March 31, 2025.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 90.9%	Coupon	Maturity	Par Value	Value
Certificate Participation - 12.1%
Lease / Rent - 12.1%
Adams County Colorado COP, Series 2024	5.250%	12/01/49	$6,000,000	$6,387,729
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	8,256,103
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	630,866
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,043,086
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	360,790
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	359,389
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	230,488
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	245,248
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	514,228
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	480,942
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	525,153
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	668,045
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	514,487
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,544,436
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,746,808
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,595,007
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	183,507
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	522,736
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,393,163
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,051,526

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 12.1% (continued)
Lease / Rent - 12.1% (Continued)
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	$1,650,000	$1,742,235
				37,995,972
General Obligation - 13.6%
Local - 13.6%
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	426,039
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	226,586
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	654,379
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	563,664
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	601,966
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/34	115,000	123,593
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/39	1,150,000	1,222,039
Cherry Creek School District No. 5, Series 2024	5.000%	12/15/26	200,000	207,219
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	992,155
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	72,026
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	595,856
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	975,920
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	540,633
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,461,689

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.6% (continued)
Local - 13.6% (Continued)
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	$135,000	$136,619
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	6,861,539
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	677,940
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (b)	5.000%	12/01/44	260,000	272,455
Mesa County Valley School District No. 51, Series 2025	5.250%	12/01/45	5,775,000	6,260,647
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (b)	4.375%	12/01/44	1,000,000	978,901
Mirabelle Metropolitan District No. 2, AGM, Series 2025-A (b)	4.500%	12/01/49	2,100,000	2,047,861
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	659,176
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,017,556
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	175,014
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.500%	12/01/49	2,300,000	2,482,971
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	12/01/44	1,800,000	1,708,555
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	10/01/54	1,000,000	884,905
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	210,289
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,741,239
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (b)	5.000%	12/01/26	155,000	159,404
St. Vrain Valley School District RE-1J, Series 2024	5.000%	12/15/25	245,000	248,892

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.6% (continued)
Local - 13.6% (Continued)
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (b)	5.000%	12/01/39	$600,000	$652,657
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	335,053
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	914,650
				43,090,087
Local Authority - 7.4%
Education - 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	2,023,410

Housing - 4.9%
Colorado Housing and Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,694,562
Colorado Housing and Finance Authority, Series 2023-J	4.837%	05/01/25	410,000	410,108
Colorado Housing and Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	493,850
Colorado Housing and Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,620,261
Colorado Housing and Finance Authority, Series 2023-J	4.887%	11/01/25	2,230,000	2,236,998
Colorado Housing and Finance Authority, Series 2023-J	4.684%	05/01/26	1,430,000	1,435,655
Colorado Housing and Finance Authority, Series 2024-G-1	4.339%	05/01/26	145,000	145,050
Colorado Housing and Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	2,011,729
Colorado Housing and Finance Authority, Series 2024-G-1	4.280%	05/01/27	550,000	550,466
Colorado Housing and Finance Authority, Series 2024-G-1	6.000%	11/01/27	750,000	780,915
Colorado Housing and Finance Authority, Series 2024-G-1	4.278%	05/01/28	790,000	790,480

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 7.4% (continued)
Housing - 4.9% (Continued)
Colorado Housing and Finance Authority, Series 2024-G-1	6.000%	11/01/28	$1,000,000	$1,054,561
Colorado Housing and Finance Authority, Series 2024-G-1	4.328%	05/01/29	800,000	800,459
Colorado Housing and Finance Authority, Series 2024-A	6.000%	11/01/29	1,150,000	1,224,463
				16,249,557
Local - 1.0%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,934,523
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	491,180
				3,425,703
Recreation - 0.6%
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	495,329
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	294,088
Park Creek Metropolitan District, Series 2017-B	4.000%	12/01/32	1,000,000	937,416
				1,726,833
Utilities - 0.3%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	775,000	774,940
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	425,972
				1,200,912
Revenue - 45.5%
Education - 4.3%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,065,870
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	6,835,000	7,207,652
Board of Trustees of the Colorado School of Mines, NATL, Series 1999 (b)	0.000%	12/01/25	450,000	439,217

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 45.5% (continued)
Education - 4.3% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	$1,975,000	$1,650,627
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,158,751
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	509,848
				14,031,965
Healthcare - 1.5%
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	500,809
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	730,940
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	375,000	352,432
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,645,852
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	329,484
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	453,611
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	747,414
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	424,164
				5,184,706
Housing - 14.6%
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.050%	10/01/27	2,700,000	2,695,131
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.500%	11/01/43	2,350,000	2,357,130
Colorado Housing and Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,291,987
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	715,830

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 45.5% (continued)
Housing - 14.6% (Continued)
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	$480,000	$358,097
Colorado Housing and Finance Authority, Series 2024-A	4.480%	10/01/40	3,000,000	2,914,158
Colorado Housing and Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	275,485
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	1,105,000	1,113,561
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	815,000	821,571
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	365,000	359,074
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	5,835,000	5,760,353
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	7,275,000	7,748,956
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	10,000,000	10,885,843
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,006,142
				47,303,318
Other - 2.9%
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	10,000	9,986
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,000,764
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,500,990
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	730,163
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,341,056
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,591,960

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 45.5% (continued)
Other - 2.9% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	$1,000,000	$1,001,699
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,003,891
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,148,733
				9,329,242
Public Services - 6.6%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	235,000	229,994
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	627,626
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	302,599
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	403,281
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	394,292
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	695,610
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	771,732
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	523,906
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	521,929
Park Creek Metropolitan District, AGM, Series 2024-A (b)	5.000%	12/01/43	1,320,000	1,372,516
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,023,861
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,255,183
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	445,087
				21,567,616

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 45.5% (continued)
Tax - 1.3%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	$3,400,000	$3,348,243
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,100,000	1,083,255
				4,431,498
Transportation - 10.2%
Colorado Bridge and Tunnel Enterprise Infrastructure, AGM, Series 2024-A (b)	5.500%	12/01/54	1,890,000	2,047,912
Colorado State Education Loan Program, Series 2024-A	5.000%	06/30/25	12,000,000	12,061,416
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,746,495
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,116,604
E-470 Public Highway Authority, Series 2024-B	3.658%	09/01/39	3,000,000	3,002,349
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,175,357
				33,150,133
Utilities - 4.1%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,475,119
City of Aurora Colorado Water Revenue, Series 2024	5.000%	08/01/25	1,275,000	1,284,090
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.583%	07/01/29	400,000	389,554
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,228,602
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,383,961
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,014,856

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 90.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 45.5% (continued)
Utilities - 4.1% (Continued)
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/43	$1,500,000	$1,604,905
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/44	2,750,000	2,928,591
				13,309,678
Variable Rate Demand Note - 12.3%
Variable Rate Demand Note - 12.3%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	2.850%	11/01/37	7,600,000	7,600,000
Colorado Health Facilities Authority, Series 2022-F	2.830%	05/15/62	11,500,000	11,500,000
Colorado Health Facilities Authority, Series 2024-D	3.550%	05/15/64	15,000,000	15,000,000
University of Colorado Hospital Authority, Series 2019-A	2.850%	11/15/49	5,000,000	5,000,000
				39,100,000

Total Municipal Bonds (Cost $304,094,312)				$293,120,630

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BILLS & NOTES - 5.8%	Coupon	Maturity	Par Value	Value
Unites States Treasury	4.430%(e)	10/30/25	$5,000,000	$4,882,984
Unites States Treasury	4.500%	11/15/25	4,000,000	4,007,969
United States Treasury	4.625%	03/15/26	4,000,000	4,020,000
Unites States Treasury	4.375%	12/15/26	4,000,000	4,026,875
Unites States Treasury	3.500%	01/31/28	2,000,000	1,977,734
Total U.S. Treasury Bills & Notes (Cost $18,858,402)				$18,915,562

Investments at Value - 96.7% (Cost $322,952,714)				$312,036,192

Other Assets in Excess of Liabilities - 3.3%				10,497,385

Net Assets - 100.0%				$322,533,577

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,581,994, which represents 1.7% of net assets as of March 31, 2025.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Communication Services - 5.9%
Media & Entertainment - 5.9%
Alphabet, Inc. - Class C	6,800	$1,062,364
Walt Disney Co. (The)	4,000	394,800
		1,457,164
Consumer Discretionary - 15.7%
Consumer Discretionary Distribution & Retail - 10.8%
Amazon.com, Inc. (a)	6,000	1,141,560
AutoZone, Inc. (a)	100	381,278
TJX Cos., Inc. (The)	9,250	1,126,650
		2,649,488
Consumer Services - 4.9%
Chipotle Mexican Grill, Inc. (a)	5,000	251,050
McDonald’s Corp.	1,500	468,555
Starbucks Corp.	5,000	490,450
		1,210,055
Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 3.8%
Costco Wholesale Corp.	1,000	945,780

Energy - 1.0%
Energy - 1.0%
Schlumberger Ltd.	6,000	250,800

Financials - 21.9%
Banks - 4.3%
JPMorgan Chase & Co.	4,300	1,054,790

Financial Services - 12.5%
Ares Management Corp. - Class A	9,000	1,319,490
S&P Global, Inc.	750	381,075
Visa, Inc. - Class A	3,950	1,384,317
		3,084,882
Insurance - 5.1%
Progressive Corp. (The)	4,500	1,273,545

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Health Care - 16.2%
Health Care Equipment & Services - 5.1%
Stryker Corp.	2,000	$744,500
UnitedHealth Group, Inc.	1,000	523,750
		1,268,250
Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
Danaher Corp.	2,250	461,250
Eli Lilly & Co.	400	330,364
Merck & Co., Inc.	2,500	224,400
Regeneron Pharmaceuticals, Inc. (a)	875	554,951
Thermo Fisher Scientific, Inc.	900	447,840
Vertex Pharmaceuticals, Inc. (a)	300	145,446
Zoetis, Inc.	3,400	559,810
		2,724,061
Industrials - 4.2%
Capital Goods - 1.5%
EnerSys	4,000	366,320

Commercial & Professional Services - 2.7%
Tetra Tech, Inc.	23,000	672,750

Information Technology - 28.5%
Semiconductors & Semiconductor Equipment - 6.2%
NVIDIA Corp.	14,100	1,528,158

Software & Services - 16.4%
Accenture PLC - Class A (Ireland)	2,500	780,100
Fair Isaac Corp. (a)	500	922,080
Microsoft Corp.	4,240	1,591,654
Roper Technologies, Inc.	600	353,748
ServiceNow, Inc. (a)	500	398,070
		4,045,652
Technology Hardware & Equipment - 5.9%
Apple, Inc.	6,500	1,443,845

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Materials - 3.1%
Materials - 3.1%
Ecolab, Inc.	3,000	$760,560

Investments at Value - 100.3% (Cost $6,522,535)		$24,736,100

Liabilities in Excess of Other Assets - (0.3%)		(69,061)

Net Assets - 100.0%		$24,667,039

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 100.4%	Shares	Value
Communication Services - 8.4%
Media & Entertainment - 8.4%
Alphabet, Inc. - Class C	12,067	$1,885,228

Consumer Discretionary - 9.1%
Consumer Discretionary Distribution & Retail - 9.1%
Home Depot, Inc. (The)	699	256,176
Murphy USA, Inc.	3,806	1,788,097
		2,044,273
Consumer Staples - 1.1%
Food, Beverage & Tobacco - 1.1%
PepsiCo, Inc.	1,582	237,205

Energy - 15.5%
Energy - 15.5%
Murphy Oil Corp.	32,034	909,766
Shell PLC (United Kingdom)	35,026	2,566,705
		3,476,471
Financials - 28.2%
Financial Services - 26.3%
Ares Management Corp. - Class A	4,618	677,045
Bank of New York Mellon Corp. (The)	26,566	2,228,090
Corpay, Inc. (a)	600	209,232
Jefferies Financial Group, Inc.	52,064	2,789,069
		5,903,436
Insurance - 1.9%
Progressive Corp. (The)	1,489	421,402

Health Care - 4.2%
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
AbbVie, Inc.	1,960	410,659
Eli Lilly & Co.	350	289,068
Thermo Fisher Scientific, Inc.	491	244,322
		944,049

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Industrials - 17.9%
Capital Goods - 12.2%
General Dynamics Corp.	10,000	$2,725,800

Commercial & Professional Services - 5.7%
Automatic Data Processing, Inc.	4,163	1,271,921

Information Technology - 16.0%
Software & Services - 9.6%
Microsoft Corp.	5,720	2,147,231

Technology Hardware & Equipment - 6.4%
Apple, Inc.	6,500	1,443,845

Investments at Value - 100.4% (Cost $2,512,520)		$22,500,861

Liabilities in Excess of Other Assets - (0.4%)		(96,873)

Net Assets - 100.0%		$22,403,988

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

Abp	A Swedish or Finish Public Limited Company.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.

BAM	Build America Mutual.

Bhd	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

KGaA	German Master Limited Partnership.

KSCP	Kuwaiti Shareholding Company - Public.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Public Sharing Qatar Company.

Q.P.S.C.	Qatari Public Shareholding Company.

REITs	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

TSFR	CME Term SOFR.